UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Bond Fund

Annual report 5/31/18

A message to shareholders

Dear shareholder,

It was a challenging 12 months for fixed-income investors, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018. The U.S. Federal Reserve (Fed) raised the benchmark lending rate by a quarter point three times during the period—and once more just after period end—bringing the federal funds rate to a range of 1.75% to 2.00%. The Fed appears to be moving in line with economic data, as its GDP estimate for 2018 rose from 2.00% to 3.00%. It has now hiked rates seven times since it began the current tightening cycle in December 2015, and indicated that more rate increases are likely this year.

While the U.S. economy has been fairly strong, this can lead to higher inflation, a stronger dollar, and tighter monetary policy, which isn't a favorable environment for many interest-rate-sensitive bonds. Those concerns have been reflected in recent market volatility, which is likely representative of the kinds of challenges income investors will continue to face in the back half of the year.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
43	Financial statements
47	Financial highlights
55	Notes to financial statements
65	Report of independent registered public accounting firm
66	Tax information
67	Trustees and Officers
71	More information

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/18 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar intermediate term bond fund category average
–0.11
–0.37
–0.31
1.84
1.39
1.35
2.51
1.98
1.82
5.61
3.72
3.84
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Interest rates rose as economy strengthened

Both short- and longer-term yields rose during the period, in part due to the continued strengthening of the U.S. economy.

The Fed continued to raise interest rates

The U.S. Federal Reserve—with a change at the helm—continued to push to normalize monetary policy, raising the short-term benchmark lending rate and reducing the size of its balance sheet.

The fund outperformed its benchmark

Against this backdrop, credit-sensitive securities outpaced interest-rate-sensitive debt and the fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 5/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

It was a volatile time in the fixed-income markets. What were the main drivers of performance during the 12 months ended May 31, 2018?

In the United States, economic data generally strengthened during the fund's fiscal year. The unemployment rate continued to tick down, wages notched some modest gains, and the stock market continued to rally. Against this backdrop, the U.S. Federal Reserve (Fed) continued to normalize monetary policy, raising rates three times during the reporting period and once more shortly after the period ended. Longer-term rates, while often volatile, trended higher during the period, and the yield on 10-year U.S. Treasuries climbed from 2.21% on May 31, 2017, to 2.83% one year later.

This kind of environment is almost always a challenging one for interest-rate-sensitive securities, and that was indeed the case during this time period, with many segments of the U.S. Treasury market, as well as the fund's benchmark (which measures corporate bonds), posting declines. But it was also a challenging period for so-called risk assets, especially during the past few months. A series of negative headlines, such as potentially higher inflation and threats of a trade war with China, prompted investors to sell out of high-yield bonds (generally those rated BB and lower) and emerging-market debt in January and February.

The market, as of period end, has not fully recovered. While the net result was a difficult year across the fixed-income market, we believe the economy remains on solid ground and that those segments of the market that are more economically sensitive remain attractive looking ahead.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

"While the net result was a difficult year across the fixed-income market, we believe the economy remains on solid ground ..."

Speaking of the Fed, Jerome Powell became the next chair in February 2018, taking over from Janet Yellen. What is your outlook for interest rates and monetary policy under Powell?

The early evidence suggests that Powell will seek to continue the data-driven approach the Fed has been pursuing since the financial crisis in 2007-2008. Powell has been a governor on the Fed board since 2012 and has experience navigating the balancing act that is accommodating economic growth on one hand and normalizing policy on the other. As for interest rates, the Fed's own projections appear to call for additional rate increases in the second half of 2018.

QUALITY COMPOSITION AS OF 5/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

"Bouts of volatility seem likely, but we believe the fund is well positioned for such an environment..."

What positions helped the fund's performance versus its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index?

One of the biggest contributors was the fund's underweight position in U.S. Treasuries. With yields rising throughout the period on both ends of the curve, Treasuries underperformed and having limited exposure to that segment of the market helped the fund's relative returns.

The other big contributor was the fund's out-of-benchmark allocation to high-yield debt. The fund held a moderate-sized allocation—19.1% of net assets—in high yield, with a focus on higher-quality securities within that space. Despite the volatility in the high-yield market in 2018, the incremental income and overall performance was a net benefit to the fund, and contributed positively to its relative performance.

The fund's holdings in commercial mortgage-backed securities (CMBS) also aided relative results. In general, the performance of CMBS tends to reflect the overall health of the economy, which, as we mentioned, continued to be quite strong, and our overweight position contributed positively to performance.

What positions detracted from relative performance?

One of the biggest detractors was the fund's allocation to agency debt. Some of the biggest government agencies are the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), and while their debt is not specifically guaranteed by the U.S. government, the agencies are backed by the financial support of the federal government. This was a very small position for the fund, but our holdings nonetheless underperformed those of the benchmark.

Another detractor was our lack of an allocation to local authority and municipal debt. Many

COUNTRY COMPOSITION AS OF 5/31/18 (%)

United States	87.4
United Kingdom	2.3
Netherlands	1.6
Canada	1.6
France	1.2
Other countries	5.9
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

municipalities over the past decade have issued a small quantity of taxable bonds, which the fund did not own. Again, this was a very small percentage of the benchmark—less than 1%—but those assets performed well during the period and not owning them detracted on a relative basis.

How are you positioning the fund heading into the second half of 2018?

We're taking a fairly conservative stance in general as we head into the second half of the year. While the economy continues to show encouraging signs, we still don't believe now is the time to make big bets on either interest rates or credit. To that end, we continue to take a modestly defensive stance with respect to the fund's duration; however, sector weighting and individual security selection remain our primary strategic emphasis. With that said, the fund holds some floating-rate securities, primarily mortgage-backed securities that hold adjustable-rate loans. These investments should benefit if interest rates continue to move higher, and we believe they provide an element of diversification to the fund.

With regard to credit, we continue to focus on higher-quality securities within both the investment-grade space and the high-yield area. While our primary goal is to offer investors a well-diversified portfolio, in general we prefer credit-driven holdings over interest-rate-sensitive securities, given the incremental yields offered, the current strength of underlying fundamentals, and the upward pressures on interest rates.

As we've said before, however, the reality for investors is that, for the foreseeable future, we are likely to remain in an environment of coupon-driven returns. There are not a lot of opportunities in the market for meaningful price appreciation, and as the Fed continues to normalize monetary policy, individual security selection will become increasingly important. We're currently nine years into the economic expansion cycle, and it would not surprise us if investors, some of whom are growing increasingly wary, react to any negative headlines by selling out of riskier assets. Bouts of volatility seem likely, but we believe the fund is well positioned for such an environment, and that investors' best defense against market turbulence remains a well-diversified portfolio and a focus on the long term.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-18	as of 5-31-18
Class A	-4.08	1.68	5.18	8.71	65.64	3.15	3.14
Class B	-5.70	1.44	5.02	7.39	63.20	2.59	2.58
Class C	-1.77	1.80	4.87	9.33	60.95	2.59	2.58
Class I2	0.19	2.83	5.99	15.00	78.99	3.58	3.57
Class R2[2,3]	-0.27	2.43	5.59	12.78	72.35	3.17	3.17
Class R4[2,3]	0.05	2.64	5.67	13.90	73.62	3.42	3.31
Class R6[2,3]	0.23	2.96	5.93	15.70	77.91	3.67	3.66
Class NAV[2,3]	0.30	2.76	5.73	14.56	74.62	3.68	3.67
Index†	-0.37	1.98	3.72	10.30	44.15	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.84	1.54	1.54	0.52	0.93	0.78	0.43	0.41
Net (%)	0.84	1.54	1.54	0.52	0.93	0.68	0.43	0.41

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-08	16,320	16,320	14,415
Class C4	5-31-08	16,095	16,095	14,415
Class I2,3	5-31-08	17,899	17,899	14,415
Class R2[2,3]	5-31-08	17,235	17,235	14,415
Class R4[2,3]	5-31-08	17,362	17,362	14,415
Class R6[2,3]	5-31-08	17,791	17,791	14,415
Class NAV[2,3]	5-31-08	17,462	17,462	14,415

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2017, with the same investment held until May 31, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2017, with the same investment held until May 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2017	Ending value on 5-31-2018	Expenses paid during period ended 5-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 985.50	$3.91	0.79%
	Hypothetical example	1,000.00	1,021.00	3.98	0.79%
Class B	Actual expenses/actual returns	1,000.00	982.00	7.36	1.49%
	Hypothetical example	1,000.00	1,017.50	7.49	1.49%
Class C	Actual expenses/actual returns	1,000.00	982.00	7.36	1.49%
	Hypothetical example	1,000.00	1,017.50	7.49	1.49%
Class I	Actual expenses/actual returns	1,000.00	986.90	2.48	0.50%
	Hypothetical example	1,000.00	1,022.40	2.52	0.50%
Class R2	Actual expenses/actual returns	1,000.00	984.90	4.50	0.91%
	Hypothetical example	1,000.00	1,020.40	4.58	0.91%
Class R4	Actual expenses/actual returns	1,000.00	986.20	3.17	0.64%
	Hypothetical example	1,000.00	1,021.70	3.23	0.64%
Class R6	Actual expenses/actual returns	1,000.00	987.40	1.98	0.40%
	Hypothetical example	1,000.00	1,022.90	2.02	0.40%
Class NAV	Actual expenses/actual returns	1,000.00	987.50	1.88	0.38%
	Hypothetical example	1,000.00	1,023.00	1.92	0.38%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK BOND FUND	11

Fund’s investments
AS OF 5-31-18
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 31.2%				$3,756,259,697
(Cost $3,818,182,571)
U.S. Government 11.0%				1,322,001,403
U.S. Treasury
Bond	2.750	11-15-42	343,385,000	328,281,424
Bond	3.000	02-15-47	279,080,000	278,175,170
Bond	3.000	02-15-48	379,535,000	378,111,744
Note	2.875	05-15-28	297,928,000	298,521,529
Treasury Inflation Protected Security	0.375	07-15-25	39,675,463	38,911,536
U.S. Government Agency 20.2%				2,434,258,294
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	6,803,993	6,660,448
30 Yr Pass Thru	3.000	04-01-43	7,764,705	7,580,266
30 Yr Pass Thru	3.000	06-01-43	2,757,696	2,693,914
30 Yr Pass Thru	3.000	12-01-45	28,236,673	27,460,066
30 Yr Pass Thru	3.000	05-01-46	5,066,226	4,929,262
30 Yr Pass Thru	3.000	10-01-46	36,801,285	35,768,509
30 Yr Pass Thru	3.000	11-01-46	19,431,667	18,869,904
30 Yr Pass Thru	3.000	12-01-46	118,608,700	115,180,133
30 Yr Pass Thru	3.000	04-01-47	57,117,121	55,465,882
30 Yr Pass Thru	3.500	02-01-41	17,697,017	17,806,836
30 Yr Pass Thru	3.500	01-01-42	1,816,240	1,827,511
30 Yr Pass Thru	3.500	05-01-42	1,633,159	1,642,783
30 Yr Pass Thru	3.500	06-01-42	6,951,020	6,991,982
30 Yr Pass Thru	3.500	08-01-42	1,882,774	1,893,869
30 Yr Pass Thru	3.500	09-01-42	2,244,252	2,257,477
30 Yr Pass Thru	3.500	04-01-44	8,002,226	8,054,384
30 Yr Pass Thru	3.500	05-01-45	18,859,185	18,890,759
30 Yr Pass Thru	3.500	01-01-46	2,313,799	2,316,950
30 Yr Pass Thru	3.500	08-01-46	96,803,448	96,980,646
30 Yr Pass Thru	3.500	09-01-46	40,814,289	40,824,971
30 Yr Pass Thru	3.500	10-01-46	38,644,234	38,690,567
30 Yr Pass Thru	3.500	11-01-46	24,231,788	24,238,602
30 Yr Pass Thru	3.500	12-01-46	20,410,988	20,435,593
30 Yr Pass Thru	3.500	01-01-47	11,465,040	11,478,861
30 Yr Pass Thru	3.500	02-01-47	20,404,188	20,460,667
30 Yr Pass Thru	3.500	04-01-47	21,153,394	21,178,894
30 Yr Pass Thru	3.500	11-01-47	73,227,425	73,275,752
30 Yr Pass Thru	4.000	01-01-41	19,216,009	19,811,255
30 Yr Pass Thru	4.000	03-01-42	9,217,135	9,491,129
30 Yr Pass Thru	4.000	11-01-43	5,673,113	5,857,711
30 Yr Pass Thru	4.000	02-01-44	2,459,532	2,528,803
30 Yr Pass Thru	4.000	07-01-45	27,883,394	28,668,705
30 Yr Pass Thru	4.000	01-01-47	17,704,287	18,197,380
12	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	03-01-47	95,985,515	$98,452,165
30 Yr Pass Thru	4.000	04-01-47	30,437,909	31,323,701
30 Yr Pass Thru	4.000	05-01-47	23,721,563	24,411,899
30 Yr Pass Thru	4.000	10-01-47	40,728,948	41,850,586
30 Yr Pass Thru	4.000	03-01-48	15,586,618	16,010,988
30 Yr Pass Thru	4.500	11-01-39	2,659,264	2,798,771
30 Yr Pass Thru	4.500	02-01-41	4,345,466	4,572,075
30 Yr Pass Thru	4.500	03-01-41	2,598,332	2,737,890
30 Yr Pass Thru	4.500	09-01-41	1,779,278	1,872,064
30 Yr Pass Thru	4.500	10-01-41	1,991,064	2,094,895
30 Yr Pass Thru	4.500	06-01-47	26,690,807	28,066,008
30 Yr Pass Thru	5.000	03-01-41	1,261,997	1,350,189
30 Yr Pass Thru	5.500	05-01-38	270,840	295,914
30 Yr Pass Thru	5.500	11-01-39	5,944,509	6,492,983
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	4,917,738	4,925,999
15 Yr Pass Thru	3.500	02-01-26	743,312	756,639
15 Yr Pass Thru	3.500	03-01-26	5,869,079	5,974,310
15 Yr Pass Thru	4.000	12-01-24	2,325,689	2,393,077
15 Yr Pass Thru	5.000	07-01-19	471	475
30 Yr Pass Thru	3.000	07-01-42	5,365,349	5,237,483
30 Yr Pass Thru	3.000	10-01-42	15,083,976	14,733,926
30 Yr Pass Thru	3.000	12-01-42	2,436,444	2,380,282
30 Yr Pass Thru	3.000	01-01-43	1,767,279	1,725,714
30 Yr Pass Thru	3.000	03-01-43	1,928,042	1,888,721
30 Yr Pass Thru	3.000	04-01-43	3,029,461	2,960,577
30 Yr Pass Thru	3.000	05-01-43	2,658,419	2,604,203
30 Yr Pass Thru	3.000	06-01-43	2,609,197	2,547,016
30 Yr Pass Thru	3.000	07-01-43	31,791,364	31,078,427
30 Yr Pass Thru	3.000	08-01-46	114,969,695	111,816,593
30 Yr Pass Thru	3.000	09-01-46	6,890,442	6,712,235
30 Yr Pass Thru	3.000	10-01-46	4,814,084	4,689,578
30 Yr Pass Thru	3.000	01-01-47	37,688,664	36,631,478
30 Yr Pass Thru	3.000	02-01-47	20,318,406	19,780,212
30 Yr Pass Thru	3.000	10-01-47	45,578,944	44,300,432
30 Yr Pass Thru	3.000	11-01-47	53,711,951	52,238,874
30 Yr Pass Thru	3.500	11-01-40	3,860,393	3,884,348
30 Yr Pass Thru	3.500	06-01-42	4,162,957	4,187,489
30 Yr Pass Thru	3.500	08-01-42	6,688,624	6,728,040
30 Yr Pass Thru	3.500	01-01-43	3,125,140	3,140,627
30 Yr Pass Thru	3.500	02-01-43	970,569	977,198
30 Yr Pass Thru	3.500	05-01-43	1,817,043	1,827,751
30 Yr Pass Thru	3.500	06-01-43	24,616,237	24,722,838
30 Yr Pass Thru	3.500	07-01-43	15,685,053	15,761,956
30 Yr Pass Thru	3.500	01-01-45	5,514,761	5,536,057
30 Yr Pass Thru	3.500	04-01-45	43,812,195	43,892,393
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	02-01-46	35,454,891	$35,475,473
30 Yr Pass Thru	3.500	07-01-46	57,915,679	57,876,904
30 Yr Pass Thru	3.500	02-01-47	54,963,461	54,978,191
30 Yr Pass Thru	3.500	03-01-47	59,207,796	59,260,668
30 Yr Pass Thru	3.500	07-01-47	75,901,776	75,969,556
30 Yr Pass Thru	3.500	09-01-47	14,821,958	14,784,243
30 Yr Pass Thru	3.500	11-01-47	80,315,740	80,265,774
30 Yr Pass Thru (6 month LIBOR + 2.122%) (A)	3.747	07-01-33	425	445
30 Yr Pass Thru	4.000	09-01-40	22,683,982	23,389,007
30 Yr Pass Thru	4.000	11-01-40	3,150,256	3,260,965
30 Yr Pass Thru	4.000	12-01-40	7,090,193	7,310,559
30 Yr Pass Thru	4.000	01-01-41	7,648,125	7,885,831
30 Yr Pass Thru	4.000	02-01-41	2,435,625	2,511,325
30 Yr Pass Thru	4.000	09-01-41	17,691,719	18,245,717
30 Yr Pass Thru	4.000	10-01-41	7,769,891	8,005,845
30 Yr Pass Thru	4.000	01-01-42	4,136,384	4,261,066
30 Yr Pass Thru	4.000	03-01-42	2,122,832	2,186,820
30 Yr Pass Thru	4.000	05-01-42	8,269,733	8,516,421
30 Yr Pass Thru	4.000	07-01-42	522,809	538,404
30 Yr Pass Thru	4.000	09-01-43	9,677,301	10,014,364
30 Yr Pass Thru	4.000	10-01-43	15,713,036	16,206,995
30 Yr Pass Thru	4.000	01-01-44	7,572,074	7,814,515
30 Yr Pass Thru	4.000	12-01-45	25,607,228	26,315,084
30 Yr Pass Thru	4.000	02-01-46	17,295,626	17,708,867
30 Yr Pass Thru	4.000	04-01-46	17,653,293	18,075,080
30 Yr Pass Thru	4.000	06-01-46	11,964,403	12,246,528
30 Yr Pass Thru	4.000	07-01-46	30,227,501	30,940,274
30 Yr Pass Thru	4.000	10-01-46	7,224,736	7,395,097
30 Yr Pass Thru	4.000	01-01-47	22,377,731	23,066,244
30 Yr Pass Thru	4.000	03-01-47	33,972,172	34,831,634
30 Yr Pass Thru	4.000	04-01-47	31,125,357	32,083,016
30 Yr Pass Thru	4.000	11-01-47	11,177,357	11,482,838
30 Yr Pass Thru (B)	4.000	04-01-48	91,855,361	94,365,796
30 Yr Pass Thru	4.500	11-01-39	5,199,159	5,474,744
30 Yr Pass Thru	4.500	08-01-40	6,210,175	6,537,410
30 Yr Pass Thru	4.500	02-01-41	9,139,263	9,620,840
30 Yr Pass Thru	4.500	05-01-41	11,045,149	11,631,725
30 Yr Pass Thru	4.500	06-01-41	7,853,289	8,269,559
30 Yr Pass Thru	4.500	07-01-41	5,479,317	5,769,753
30 Yr Pass Thru	4.500	08-01-41	3,980,670	4,191,669
30 Yr Pass Thru	4.500	05-01-42	8,461,955	8,910,488
30 Yr Pass Thru	4.500	11-01-42	5,892,494	6,220,482
30 Yr Pass Thru	4.500	01-01-43	1,714,820	1,805,179
30 Yr Pass Thru	4.500	10-01-45	19,523,587	20,527,945
30 Yr Pass Thru	4.500	05-01-46	13,571,477	14,199,660
14	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	03-01-34	1,388,961	$1,483,560
30 Yr Pass Thru	5.000	12-01-34	6,138	6,562
30 Yr Pass Thru	5.000	02-01-36	1,827,810	1,955,267
30 Yr Pass Thru	5.000	11-01-36	345,143	369,297
30 Yr Pass Thru	5.000	08-01-40	3,830,559	4,103,187
30 Yr Pass Thru	5.000	09-01-40	4,151,239	4,451,081
30 Yr Pass Thru	5.000	02-01-41	2,431,361	2,603,646
30 Yr Pass Thru	5.000	03-01-41	2,677,230	2,866,937
30 Yr Pass Thru	5.000	04-01-41	1,918,374	2,062,702
30 Yr Pass Thru	5.000	07-01-42	2,251,299	2,411,528
30 Yr Pass Thru	5.500	12-01-34	77,845	84,962
30 Yr Pass Thru	6.500	01-01-39	1,858,819	2,080,728
30 Yr Pass Thru	7.000	09-01-31	2,879	3,293
30 Yr Pass Thru	7.000	01-01-32	150	172
30 Yr Pass Thru	7.000	05-01-32	127	146
30 Yr Pass Thru	7.000	06-01-32	149	169
30 Yr Pass Thru	7.500	09-01-29	83	95
30 Yr Pass Thru	7.500	12-01-29	86	98
30 Yr Pass Thru	7.500	12-01-30	30	34
30 Yr Pass Thru	7.500	01-01-31	38	43
30 Yr Pass Thru	7.500	05-01-31	375	430
30 Yr Pass Thru	7.500	08-01-31	170	192
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	2,458,807	2,548,290
30 Yr Pass Thru	5.000	04-15-35	6,503	6,966
30 Yr Pass Thru	5.500	03-15-35	6,353	6,933
30 Yr Pass Thru	6.000	03-15-33	3,119	3,477
30 Yr Pass Thru	6.000	06-15-33	1,167	1,296
30 Yr Pass Thru	6.500	09-15-28	471	525
30 Yr Pass Thru	6.500	09-15-29	221	247
30 Yr Pass Thru	6.500	08-15-31	324	365
30 Yr Pass Thru	7.000	04-15-29	907	1,026

30 Yr Pass Thru	8.000	10-15-26	435	493
Foreign government obligations 0.7%				$83,360,698
(Cost $90,483,436)
Argentina 0.3%				36,325,551
City of Buenos Aires Bond (C)	7.500	06-01-27	3,900,000	3,773,250
Provincia de Buenos Aires Bond (C)	7.875	06-15-27	7,380,000	6,996,683
Republic of Argentina
Bond	5.875	01-11-28	20,252,000	17,700,451
Bond	6.875	01-26-27	3,948,000	3,726,951
Bond	8.280	12-31-33	4,121,992	4,128,216
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date		Par value^	Value
Brazil 0.2%					$25,194,593
Federative Republic of Brazil Note	10.000	01-01-23	BRL	91,430,000	25,194,593
Qatar 0.1%					11,119,125
Government of Qatar Bond (C)	5.103	04-23-48		11,175,000	11,119,125
Saudi Arabia 0.1%					10,721,429
Kingdom of Saudi Arabia Bond (C)	5.000	04-17-49		11,130,000	10,721,429
Corporate bonds 45.3%					$5,452,510,263
(Cost $5,555,227,351)
Consumer discretionary 6.3%					760,944,426
Auto components 0.2%
Lear Corp.	5.250	01-15-25		10,797,000	11,308,788
Nemak SAB de CV (C)	4.750	01-23-25		8,275,000	7,820,703
Automobiles 1.3%
Daimler Finance North America LLC (C)	2.200	05-05-20		9,945,000	9,778,620
Daimler Finance North America LLC (C)	3.100	05-04-20		20,680,000	20,688,529
Ford Motor Company	4.750	01-15-43		8,494,000	7,579,086
Ford Motor Credit Company LLC	3.336	03-18-21		11,405,000	11,327,765
Ford Motor Credit Company LLC	5.875	08-02-21		25,885,000	27,555,897
General Motors Company	4.875	10-02-23		19,179,000	19,886,519
General Motors Financial Company, Inc.	3.550	04-09-21		13,360,000	13,375,177
General Motors Financial Company, Inc.	4.000	01-15-25		19,164,000	18,796,676
General Motors Financial Company, Inc.	4.300	07-13-25		16,381,000	16,217,126
JB Poindexter & Company, Inc. (C)	7.125	04-15-26		3,345,000	3,395,175
Mclaren Finance PLC (C)	5.750	08-01-22		2,925,000	2,915,412
Diversified consumer services 0.1%
Graham Holdings Company (C)	5.750	06-01-26		3,940,000	3,959,700
Laureate Education, Inc. (C)	8.250	05-01-25		5,685,000	6,011,888
Hotels, restaurants and leisure 0.3%
CCM Merger, Inc. (C)	6.000	03-15-22		8,000,000	8,141,600
Eldorado Resorts, Inc.	7.000	08-01-23		3,835,000	4,055,513
GLP Capital LP	5.375	04-15-26		8,100,000	8,039,250
Hilton Domestic Operating Company, Inc. (C)	5.125	05-01-26		6,393,000	6,241,166
Hilton Grand Vacations Borrower LLC	6.125	12-01-24		3,310,000	3,425,850
International Game Technology PLC (C)	6.500	02-15-25		7,015,000	7,190,375
Jacobs Entertainment, Inc. (C)	7.875	02-01-24		4,748,000	4,961,660
Waterford Gaming LLC (C)(D)(E)	8.625	09-15-14		440,015	0
Internet and direct marketing retail 1.4%
Amazon.com, Inc. (C)	3.150	08-22-27		25,120,000	24,213,776
Amazon.com, Inc. (C)	4.050	08-22-47		25,687,000	25,579,298
Booking Holdings, Inc.	2.750	03-15-23		11,470,000	11,033,742
Expedia Group, Inc.	3.800	02-15-28		25,655,000	23,409,487
16	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Expedia Group, Inc.	5.000	02-15-26	25,072,000	$25,632,773
Netflix, Inc. (C)	4.875	04-15-28	12,765,000	12,128,027
Netflix, Inc. (C)	5.875	11-15-28	18,010,000	18,170,469
QVC, Inc.	4.375	03-15-23	11,222,000	11,167,364
QVC, Inc.	5.125	07-02-22	7,409,000	7,655,322
QVC, Inc.	5.450	08-15-34	8,529,000	8,087,430
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	9,997,000	9,397,180
Media 2.6%
Altice Financing SA (C)	6.625	02-15-23	9,120,000	8,990,496
Cablevision Systems Corp.	5.875	09-15-22	9,105,000	9,082,238
CBS Corp.	3.375	03-01-22	5,655,000	5,600,522
CBS Corp.	3.700	08-15-24	9,065,000	8,873,956
Cengage Learning, Inc. (C)	9.500	06-15-24	14,670,000	12,102,750
Cequel Communications Holdings I LLC (C)	7.500	04-01-28	9,310,000	9,321,638
Charter Communications Operating LLC	4.200	03-15-28	23,500,000	22,070,885
Charter Communications Operating LLC	5.750	04-01-48	21,775,000	21,247,755
Charter Communications Operating LLC	6.484	10-23-45	23,315,000	24,790,110
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	10,227,000	10,444,324
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	6,805,000	6,805,000
McGraw-Hill Global Education Holdings LLC (C)	7.875	05-15-24	7,975,000	7,456,625
MDC Partners, Inc. (C)	6.500	05-01-24	10,687,000	9,457,995
Meredith Corp. (C)	6.875	02-01-26	17,560,000	17,735,600
Midcontinent Communications (C)	6.875	08-15-23	8,738,000	9,196,745
Myriad International Holdings BV (C)	4.850	07-06-27	3,875,000	3,780,206
Myriad International Holdings BV (C)	5.500	07-21-25	15,435,000	15,930,757
National CineMedia LLC	6.000	04-15-22	4,186,000	4,248,790
Sinclair Television Group, Inc. (C)	5.625	08-01-24	7,070,000	7,041,367
Sirius XM Radio, Inc. (C)	5.000	08-01-27	22,354,000	21,239,430
Sirius XM Radio, Inc. (C)	5.375	07-15-26	11,695,000	11,314,913
Time Warner Cable LLC	8.250	04-01-19	8,430,000	8,795,443
Time Warner, Inc.	3.800	02-15-27	12,301,000	11,885,999
Viacom, Inc.	4.375	03-15-43	9,200,000	7,872,066
Viacom, Inc.	5.850	09-01-43	21,236,000	21,656,191
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	9,758,000	9,563,816
WMG Acquisition Corp. (C)	4.875	11-01-24	5,456,000	5,319,600
WMG Acquisition Corp. (C)	5.500	04-15-26	2,950,000	2,920,500
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	28,800,000	28,294,870
Specialty retail 0.1%
L Brands, Inc.	6.625	04-01-21	9,225,000	9,709,313
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
L Brands, Inc.	6.875	11-01-35	5,118,000	$4,650,983
Textiles, apparel and luxury goods 0.0%
Eagle Intermediate Global Holding BV (C)	7.500	05-01-25	4,310,000	4,396,200
Consumer staples 1.5%				184,502,785
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	31,567,000	32,768,170
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	12,760,000	12,716,648
Maple Escrow Subsidiary, Inc. (C)	3.551	05-25-21	22,487,000	22,584,858
Molson Coors Brewing Company	1.450	07-15-19	12,995,000	12,785,176
Molson Coors Brewing Company	3.000	07-15-26	8,076,000	7,349,108
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	8,695,000	8,403,606
Simmons Foods, Inc. (C)	5.750	11-01-24	4,945,000	4,203,250
Food products 0.4%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	12,552,000	13,224,088
Kraft Heinz Foods Company (C)	4.875	02-15-25	8,702,000	9,031,339
Kraft Heinz Foods Company	5.200	07-15-45	6,280,000	6,274,208
Mondelez International Holdings Netherlands BV (C)	1.625	10-28-19	15,850,000	15,594,858
Post Holdings, Inc. (C)	5.625	01-15-28	2,645,000	2,492,913
Household products 0.1%
Kronos Acquisition Holdings, Inc. (C)	9.000	08-15-23	9,085,000	8,290,063
Personal products 0.2%
Natura Cosmeticos SA (C)	5.375	02-01-23	15,200,000	14,873,200
Revlon Consumer Products Corp.	6.250	08-01-24	16,145,000	9,364,100
Tobacco 0.0%
Vector Group, Ltd. (C)	6.125	02-01-25	4,640,000	4,547,200
Energy 5.4%				653,214,761
Energy equipment and services 0.4%
Antero Midstream Partners LP	5.375	09-15-24	10,787,000	10,571,260
Archrock Partners LP	6.000	04-01-21	6,241,000	6,225,398
Archrock Partners LP	6.000	10-01-22	5,594,000	5,587,008
CSI Compressco LP	7.250	08-15-22	12,731,000	11,935,313
CSI Compressco LP (C)	7.500	04-01-25	5,938,000	5,967,690
Inkia Energy, Ltd. (C)	5.875	11-09-27	3,900,000	3,666,000
USA Compression Partners LP (C)	6.875	04-01-26	2,040,000	2,101,200
Oil, gas and consumable fuels 5.0%
Andeavor Logistics LP	4.250	12-01-27	6,728,000	6,521,684
Andeavor Logistics LP	5.250	01-15-25	4,197,000	4,312,418
Andeavor Logistics LP	6.375	05-01-24	10,614,000	11,338,512
Antero Resources Corp.	5.125	12-01-22	13,790,000	13,858,950
18	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Boardwalk Pipelines LP	4.450	07-15-27	7,492,000	$7,353,137
Cenovus Energy, Inc.	4.450	09-15-42	15,104,000	13,102,594
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	10,463,000	10,397,606
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	6,605,000	6,893,969
Cimarex Energy Company	4.375	06-01-24	8,314,000	8,507,654
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	7,955,000	7,759,166
Columbia Pipeline Group, Inc.	4.500	06-01-25	9,045,000	9,122,230
Continental Resources, Inc.	5.000	09-15-22	24,655,000	25,028,967
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	3,677,000	3,539,113
DCP Midstream Operating LP	2.700	04-01-19	10,889,000	10,834,555
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	20,335,000	18,803,775
DCP Midstream Operating LP (C)	9.750	03-15-19	6,950,000	7,311,192
Enbridge Energy Partners LP	4.375	10-15-20	15,002,000	15,314,212
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (A)	6.105	10-01-77	9,853,000	9,779,103
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	14,935,000	13,796,206
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	13,453,000	12,906,007
Energy Transfer Equity LP	5.875	01-15-24	7,500,000	7,781,250
Energy Transfer Partners LP	4.200	04-15-27	4,462,000	4,265,778
Energy Transfer Partners LP	5.000	10-01-22	1,834,000	1,899,751
Energy Transfer Partners LP	5.150	03-15-45	12,120,000	10,891,468
Energy Transfer Partners LP	5.875	03-01-22	1,250,000	1,327,870
Energy Transfer Partners LP	9.700	03-15-19	4,563,000	4,802,105
EnLink Midstream Partners LP	4.850	07-15-26	12,953,000	12,960,776
EnLink Midstream Partners LP (6.000% to 12-15-22, then 3 month LIBOR + 4.110%) (F)	6.000	12-15-22	9,074,000	8,280,025
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (A)	6.066	08-01-66	13,305,000	13,338,263
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	22,170,000	20,895,225
Gulfport Energy Corp.	6.000	10-15-24	11,774,000	11,067,560
Hess Corp.	5.800	04-01-47	8,911,000	9,361,733
Kinder Morgan Energy Partners LP	7.750	03-15-32	7,945,000	9,891,258
MPLX LP	4.000	03-15-28	13,635,000	13,178,852
Murphy Oil Corp.	5.750	08-15-25	7,271,000	7,252,823
Newfield Exploration Company	5.625	07-01-24	5,072,000	5,357,300
Newfield Exploration Company	5.750	01-30-22	7,227,000	7,570,283
Nostrum Oil & Gas Finance BV (C)	7.000	02-16-25	6,118,000	5,726,160
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
NuStar Logistics LP	5.625	04-28-27	3,214,000	$3,061,335
ONEOK Partners LP	5.000	09-15-23	5,423,000	5,691,301
Petrobras Global Finance BV	5.625	05-20-43	23,573,000	19,683,455
Petrobras Global Finance BV	7.375	01-17-27	19,303,000	19,589,650
Petroleos Mexicanos	4.875	01-24-22	13,653,000	13,721,265
Petroleos Mexicanos	5.375	03-13-22	3,420,000	3,505,192
Sabine Pass Liquefaction LLC	4.200	03-15-28	10,090,000	9,803,738
Sabine Pass Liquefaction LLC	5.000	03-15-27	9,596,000	9,885,397
Sabine Pass Liquefaction LLC	5.750	05-15-24	17,050,000	18,303,398
Sabine Pass Liquefaction LLC	5.875	06-30-26	6,315,000	6,836,833
Sunoco Logistics Partners Operations LP	3.900	07-15-26	16,794,000	15,790,832
Sunoco Logistics Partners Operations LP	4.400	04-01-21	11,329,000	11,549,884
Sunoco Logistics Partners Operations LP	5.400	10-01-47	10,886,000	10,177,805
Tapstone Energy LLC (C)	9.750	06-01-22	3,710,000	3,148,863
Targa Resources Partners LP (C)	5.875	04-15-26	10,040,000	10,087,088
Teekay Offshore Partners LP	6.000	07-30-19	11,613,000	11,613,000
The Williams Companies, Inc.	4.550	06-24-24	18,600,000	18,669,750
The Williams Companies, Inc.	5.750	06-24-44	11,535,000	12,082,913
Williams Partners LP	3.750	06-15-27	12,645,000	11,963,613
WPX Energy, Inc.	5.250	09-15-24	3,760,000	3,722,400
WPX Energy, Inc.	6.000	01-15-22	1,497,000	1,571,850
YPF SA (C)	8.500	07-28-25	14,090,000	14,371,800
Financials 14.2%				1,703,197,832
Banks 8.4%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	17,985,000	17,647,967
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(F)	6.750	06-15-26	8,790,000	9,031,725
Banco Santander SA	4.379	04-12-28	14,200,000	13,654,963
Bank of America Corp.	3.950	04-21-25	15,946,000	15,660,932
Bank of America Corp.	4.200	08-26-24	6,677,000	6,732,618
Bank of America Corp.	4.250	10-22-26	6,096,000	6,089,285
Bank of America Corp.	4.450	03-03-26	21,468,000	21,648,935
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	21,970,000	23,112,440
Banque Federative du Credit Mutuel SA (C)	2.200	07-20-20	17,150,000	16,793,089
Barclays Bank PLC	2.650	01-11-21	30,740,000	30,134,392
Barclays Bank PLC (C)	10.179	06-12-21	6,780,000	7,888,081
Barclays PLC	4.375	01-12-26	10,590,000	10,262,091
BPCE SA (C)	4.500	03-15-25	14,390,000	14,139,728
BPCE SA (C)	5.700	10-22-23	14,625,000	15,467,327
Canadian Imperial Bank of Commerce	2.700	02-02-21	33,375,000	32,926,798
20	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	2.350	08-02-21	21,110,000	$20,484,883
Citigroup, Inc.	4.600	03-09-26	24,413,000	24,643,983
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (F)	5.875	03-27-20	16,591,000	17,047,253
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	18,095,000	18,650,517
Citizens Bank NA	2.200	05-26-20	16,310,000	15,995,738
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (C)(F)	11.000	06-30-19	9,524,000	10,202,585
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(F)	7.875	01-23-24	10,770,000	11,184,677
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (C)	8.125	09-19-33	10,680,000	10,797,640
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	11,664,000	11,459,880
Freedom Mortgage Corp. (C)	8.125	11-15-24	11,054,000	10,995,414
Freedom Mortgage Corp. (C)	8.250	04-15-25	4,730,000	4,694,525
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (F)	6.375	09-17-24	5,770,000	5,835,259
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (F)	6.875	06-01-21	14,155,000	14,756,588
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	22,630,000	22,683,388
ING Bank NV (C)	5.800	09-25-23	12,599,000	13,451,262
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (F)	6.500	04-16-25	6,080,000	6,059,936
JPMorgan Chase & Co.	2.400	06-07-21	24,895,000	24,344,248
JPMorgan Chase & Co.	3.200	06-15-26	14,987,000	14,218,002
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (F)	5.300	05-01-20	15,583,000	15,925,826
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	17,898,000	19,357,582
Lloyds Banking Group PLC	4.450	05-08-25	34,095,000	34,471,380
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	12,925,000	13,522,781
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	10,307,000	10,178,163
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (A)	2.646	12-01-21	7,830,000	7,796,321
PNC Bank NA	2.450	07-28-22	21,380,000	20,631,174
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
PNC Bank NA	2.500	01-22-21	27,345,000	$26,888,817
Popular, Inc.	7.000	07-01-19	9,055,000	9,236,100
Regions Financial Corp.	2.750	08-14-22	20,980,000	20,316,274
Santander Holdings USA, Inc.	3.400	01-18-23	11,282,000	10,918,831
Santander Holdings USA, Inc.	3.700	03-28-22	19,615,000	19,367,103
Santander UK Group Holdings PLC (C)	4.750	09-15-25	11,995,000	11,788,074
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(F)	7.375	09-13-21	13,725,000	14,171,063
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (C)(F)	8.000	09-29-25	12,470,000	13,264,963
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (F)	8.250	11-29-18	4,645,000	4,726,009
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (F)	8.250	11-29-18	4,795,000	4,878,625
Standard Chartered PLC (C)	2.100	08-19-19	17,260,000	17,063,926
SunTrust Bank	2.450	08-01-22	17,250,000	16,627,891
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	23,395,000	23,225,523
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	10,434,000	10,308,792
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (F)	6.750	08-01-21	23,748,000	25,730,958
The Royal Bank of Scotland Group PLC	3.875	09-12-23	19,400,000	18,936,958
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	10,630,000	11,473,809
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21	8,450,000	9,144,590
US Bank NA	2.000	01-24-20	15,570,000	15,351,035
Wells Fargo & Company, Series K (3 month LIBOR + 3.770%) (A)(F)	5.895	09-15-18	11,687,000	11,830,166
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	35,271,000	36,215,211
Wells Fargo Bank NA	2.400	01-15-20	33,925,000	33,656,468
Westpac Banking Corp.	2.150	03-06-20	27,768,000	27,380,481
Capital markets 2.1%
Ares Capital Corp.	3.625	01-19-22	12,476,000	12,242,023
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(F)	7.500	12-11-23	8,155,000	8,542,363
FS Investment Corp.	4.000	07-15-19	6,995,000	6,998,227
22	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
FS Investment Corp.	4.250	01-15-20	6,905,000	$6,927,421
Jefferies Group LLC	4.150	01-23-30	15,875,000	14,312,299
Jefferies Group LLC	4.850	01-15-27	15,545,000	15,370,365
Jefferies Group LLC	8.500	07-15-19	27,575,000	29,173,056
Macquarie Bank, Ltd. (C)	4.875	06-10-25	14,265,000	14,311,221
Morgan Stanley	3.875	01-27-26	11,848,000	11,712,511
Morgan Stanley	5.500	01-26-20	14,782,000	15,364,265
Stifel Financial Corp.	4.250	07-18-24	13,595,000	13,581,980
The Goldman Sachs Group, Inc.	2.300	12-13-19	32,308,000	32,022,507
The Goldman Sachs Group, Inc.	3.850	01-26-27	26,330,000	25,496,186
UBS AG (C)	2.450	12-01-20	22,920,000	22,466,665
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (C)	2.859	08-15-23	20,915,000	20,082,762
Consumer finance 1.5%
Ally Financial, Inc.	5.125	09-30-24	20,968,000	21,492,200
American Express Company	2.500	08-01-22	19,080,000	18,331,156
Capital One Financial Corp.	2.400	10-30-20	10,610,000	10,389,383
Capital One Financial Corp.	3.450	04-30-21	21,000,000	21,000,993
Capital One Financial Corp.	3.750	07-28-26	22,968,000	21,480,130
Capital One Financial Corp.	4.200	10-29-25	16,394,000	16,059,498
Credit Acceptance Corp.	6.125	02-15-21	9,659,000	9,683,148
Credito Real SAB de CV (C)	7.250	07-20-23	5,765,000	5,721,763
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (C)(F)	9.125	11-29-22	9,270,000	8,933,963
Discover Financial Services	3.950	11-06-24	18,348,000	18,003,613
Discover Financial Services	4.100	02-09-27	5,489,000	5,311,394
Discover Financial Services	5.200	04-27-22	2,350,000	2,456,982
Enova International, Inc. (C)	8.500	09-01-24	2,551,000	2,665,795
Enova International, Inc.	9.750	06-01-21	9,512,000	9,940,040
Springleaf Finance Corp.	6.875	03-15-25	4,850,000	4,825,750
Diversified financial services 0.4%
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	9,996,000	8,580,966
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	758,962	775,962
Exela Intermediate LLC (C)	10.000	07-15-23	4,955,000	5,072,681
Jefferies Financial Group, Inc.	5.500	10-18-23	13,311,000	13,838,524
Trident Merger Sub, Inc. (C)	6.625	11-01-25	3,432,000	3,380,520
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	13,317,000	13,450,170
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	12,250,000	12,526,189
AXA SA	8.600	12-15-30	6,874,000	9,082,273
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Brighthouse Financial, Inc.	3.700	06-22-27	21,455,000	$19,453,969
CNO Financial Group, Inc.	5.250	05-30-25	13,150,000	13,215,750
Liberty Mutual Group, Inc. (C)	7.800	03-07-87	17,006,000	20,322,170
MetLife, Inc.	6.400	12-15-66	9,918,000	10,681,686
MetLife, Inc. (C)	9.250	04-08-68	5,470,000	7,466,550
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)	5.100	10-16-44	11,795,000	12,139,768
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	25,643,000	27,181,580
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	15,725,000	15,308,407
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	20,329,000	20,354,411
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	2,850,000	2,850,000
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	5,810,000	5,432,350
MGIC Investment Corp.	5.750	08-15-23	2,676,000	2,729,520
Nationstar Mortgage LLC	7.875	10-01-20	5,938,000	6,021,132
Quicken Loans, Inc. (C)	5.250	01-15-28	9,915,000	9,072,225
Quicken Loans, Inc. (C)	5.750	05-01-25	13,920,000	13,572,000
Radian Group, Inc.	4.500	10-01-24	6,091,000	5,794,064
Radian Group, Inc.	5.250	06-15-20	4,391,000	4,445,888
Stearns Holdings LLC (C)	9.375	08-15-20	2,450,000	2,468,375
Health care 2.9%				344,105,241
Biotechnology 0.7%
AbbVie, Inc.	3.600	05-14-25	15,388,000	14,991,925
Celgene Corp.	2.875	08-15-20	11,170,000	11,098,634
Celgene Corp.	2.875	02-19-21	11,500,000	11,359,319
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	22,101,000	21,783,267
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	20,194,000	18,536,793
Health care equipment and supplies 0.1%
Becton, Dickinson and Company	2.133	06-06-19	15,920,000	15,784,362
Health care providers and services 1.5%
Centene Escrow I Corp. (C)	5.375	06-01-26	6,690,000	6,756,900
CVS Health Corp.	3.350	03-09-21	30,895,000	30,954,725
CVS Health Corp.	5.050	03-25-48	28,970,000	29,556,494
DaVita, Inc.	5.000	05-01-25	17,099,000	16,206,432
Express Scripts Holding Company	2.600	11-30-20	21,515,000	21,128,162
HCA, Inc.	5.250	04-15-25	11,324,000	11,380,620
HCA, Inc.	5.250	06-15-26	10,478,000	10,425,610
24	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	7.500	02-15-22	9,000,000	$9,810,000
MEDNAX, Inc. (C)	5.250	12-01-23	11,971,000	11,791,435
Select Medical Corp.	6.375	06-01-21	11,653,000	11,813,229
Team Health Holdings, Inc. (C)	6.375	02-01-25	2,697,000	2,332,905
Universal Health Services, Inc. (C)	4.750	08-01-22	9,675,000	9,725,310
Universal Health Services, Inc. (C)	5.000	06-01-26	11,076,000	10,702,185
Life sciences tools and services 0.1%
IQVIA, Inc. (C)	4.875	05-15-23	6,245,000	6,276,225
Pharmaceuticals 0.5%
Allergan Funding SCS	3.800	03-15-25	13,845,000	13,426,626
Mylan NV	2.500	06-07-19	8,618,000	8,561,813
Mylan NV	3.950	06-15-26	14,932,000	14,236,188
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	10,380,000	10,513,457
Valeant Pharmaceuticals International, Inc. (C)	6.125	04-15-25	16,165,000	14,952,625
Industrials 4.5%				543,226,413
Aerospace and defense 0.4%
Arconic, Inc.	5.125	10-01-24	14,478,000	14,532,293
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	7,575,000	7,868,834
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	8,875,000	9,207,813
Lockheed Martin Corp.	4.700	05-15-46	10,627,000	11,301,466
Textron, Inc.	7.250	10-01-19	3,080,000	3,243,358
Air freight and logistics 0.1%
XPO Logistics, Inc. (C)	6.500	06-15-22	11,464,000	11,739,136
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	11-15-26	7,398,237	7,457,423
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	8,735,000	8,389,968
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	482,857	523,484
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	3,185,807	3,364,212
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	11,864,079	12,279,321
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	12,619,388	12,083,569
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	6,316,898	6,184,243
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	17,138,259	17,151,970
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	7,130,620	7,081,419
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	11,137,989	$10,943,074
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	6,355,000	6,207,063
Azul Investments LLP (C)	5.875	10-26-24	11,560,000	10,432,900
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	10,729,943	11,059,352
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	1,727,146	1,764,107
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	03-20-33	6,790,000	6,781,513
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	389,319	393,212
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	7,139,090	7,619,551
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	1,067,857	1,099,892
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	4,855,454	5,219,128
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	2,436,762	2,445,290
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	768,166	782,070
Delta Air Lines, Inc.	3.625	03-15-22	18,290,000	18,166,719
Delta Air Lines, Inc.	4.375	04-19-28	15,920,000	15,592,725
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11-01-19	3,156,531	3,315,620
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	14,802,885	14,636,353
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	9,422,413	9,491,762
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	13,595,620	13,292,203
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	20,925,000	20,411,459
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	4,458,000	4,511,371
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	3,770,834	4,064,959
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,279,352	4,614,425
Building products 0.2%
Masco Corp.	4.375	04-01-26	10,022,000	10,024,004
Masco Corp.	4.450	04-01-25	6,670,000	6,745,371
Owens Corning	4.200	12-15-22	6,943,000	7,058,999
Commercial services and supplies 0.2%
LSC Communications, Inc. (C)	8.750	10-15-23	11,118,000	11,090,205
Prime Security Services Borrower LLC (C)	9.250	05-15-23	5,700,000	6,040,290
26	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Tervita Escrow Corp. (C)	7.625	12-01-21	6,985,000	$7,054,850
Construction and engineering 0.1%
AECOM	5.125	03-15-27	16,240,000	15,062,600
Tutor Perini Corp. (C)	6.875	05-01-25	2,682,000	2,701,310
Electrical equipment 0.0%
EnerSys (C)	5.000	04-30-23	4,723,000	4,669,866
Industrial conglomerates 0.0%
General Electric Company (3 month LIBOR + 0.480%) (A)	2.823	08-15-36	4,395,000	3,699,738
Professional services 0.4%
Equifax, Inc.	7.000	07-01-37	3,045,000	3,692,168
IHS Markit, Ltd. (C)	4.000	03-01-26	12,844,000	12,227,488
IHS Markit, Ltd. (C)	4.750	02-15-25	5,867,000	5,830,331
IHS Markit, Ltd. (C)	5.000	11-01-22	4,986,000	5,080,983
Verisk Analytics, Inc.	4.000	06-15-25	20,400,000	20,188,132
Trading companies and distributors 1.0%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (C)	6.500	06-15-45	9,525,000	9,953,625
AerCap Ireland Capital DAC	4.625	10-30-20	14,085,000	14,417,123
AerCap Ireland Capital DAC	5.000	10-01-21	14,785,000	15,343,265
Ahern Rentals, Inc. (C)	7.375	05-15-23	15,413,000	15,027,675
Aircastle, Ltd.	5.500	02-15-22	8,752,000	9,080,200
Aircastle, Ltd.	6.250	12-01-19	3,690,000	3,819,150
Aircastle, Ltd.	7.625	04-15-20	1,950,000	2,081,625
Ashtead Capital, Inc. (C)	4.375	08-15-27	13,870,000	12,829,750
H&E Equipment Services, Inc.	5.625	09-01-25	5,370,000	5,309,588
International Lease Finance Corp.	5.875	04-01-19	5,725,000	5,849,641
United Rentals North America, Inc.	4.875	01-15-28	12,690,000	11,917,179
United Rentals North America, Inc.	5.500	07-15-25	11,040,000	11,178,000
Information technology 3.5%				420,336,451
Communications equipment 0.3%
Motorola Solutions, Inc.	4.600	02-23-28	11,105,000	11,059,732
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	21,690,000	21,437,135
Electronic equipment, instruments and components 0.2%
Tech Data Corp.	4.950	02-15-27	21,798,000	21,721,463
Internet software and services 0.2%
eBay, Inc.	2.150	06-05-20	12,477,000	12,260,889
VeriSign, Inc.	4.750	07-15-27	5,304,000	5,131,620
VeriSign, Inc.	5.250	04-01-25	6,855,000	7,000,669
IT services 0.0%
Sixsigma Networks Mexico SA de CV (C)	8.250	11-07-21	2,333,000	2,477,366
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.9%
Advanced Micro Devices, Inc.	7.000	07-01-24	7,654,000	$8,055,835
Broadcom Corp.	2.375	01-15-20	19,261,000	19,039,238
Broadcom Corp.	3.875	01-15-27	21,891,000	20,857,216
Microchip Technology, Inc. (C)	3.922	06-01-21	11,500,000	11,558,204
Microchip Technology, Inc. (C)	4.330	06-01-23	23,410,000	23,508,666
NXP BV (C)	4.625	06-01-23	26,160,000	26,677,968
Software 1.1%
Activision Blizzard, Inc.	3.400	09-15-26	12,158,000	11,686,339
Activision Blizzard, Inc. (C)	6.125	09-15-23	4,682,000	4,872,939
Autodesk, Inc.	3.500	06-15-27	16,311,000	15,362,495
CA, Inc.	3.600	08-15-22	13,785,000	13,786,634
Citrix Systems, Inc.	4.500	12-01-27	17,521,000	17,067,464
Electronic Arts, Inc.	4.800	03-01-26	21,197,000	22,505,197
j2 Cloud Services LLC (C)	6.000	07-15-25	4,333,000	4,343,833
Microsoft Corp.	4.450	11-03-45	15,264,000	16,551,862
Open Text Corp. (C)	5.875	06-01-26	5,685,000	5,813,481
Symantec Corp. (C)	5.000	04-15-25	12,431,000	12,016,533
VMware, Inc.	2.950	08-21-22	12,160,000	11,677,506
Technology hardware, storage and peripherals 0.8%
Dell International LLC (C)	6.020	06-15-26	28,435,000	29,989,711
Dell International LLC (C)	7.125	06-15-24	4,080,000	4,383,813
Dell International LLC (C)	8.350	07-15-46	10,373,000	12,571,963
Hewlett Packard Enterprise Company (C)	2.100	10-04-19	17,918,000	17,705,990
NetApp, Inc.	2.000	09-27-19	14,815,000	14,627,645
Western Digital Corp.	4.750	02-15-26	14,828,000	14,587,045
Materials 1.9%				234,394,265
Chemicals 1.2%
Braskem Finance, Ltd. (C)	7.000	05-07-20	12,025,000	12,659,199
Braskem Netherlands Finance BV (C)	4.500	01-10-28	13,390,000	12,535,049
Cydsa SAB de CV (C)	6.250	10-04-27	11,180,000	10,453,300
Mexichem SAB de CV (C)	4.000	10-04-27	7,150,000	6,463,600
Mexichem SAB de CV (C)	5.500	01-15-48	13,705,000	11,820,425
NOVA Chemicals Corp. (C)	5.000	05-01-25	15,210,000	14,525,550
Olin Corp.	5.000	02-01-30	3,780,000	3,558,114
Platform Specialty Products Corp. (C)	6.500	02-01-22	16,379,000	16,788,475
Syngenta Finance NV (C)	3.698	04-24-20	18,065,000	18,054,963
Syngenta Finance NV (C)	5.676	04-24-48	6,910,000	6,513,787
The Chemours Company	6.625	05-15-23	17,181,000	18,044,861
The Sherwin-Williams Company	2.250	05-15-20	9,873,000	9,725,973
Construction materials 0.1%
Cemex SAB de CV (C)	6.125	05-05-25	12,190,000	12,325,797
U.S. Concrete, Inc.	6.375	06-01-24	4,130,000	4,197,113
28	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	5,895,000	$5,777,100
Klabin Finance SA (C)	4.875	09-19-27	11,894,000	10,942,480
Metals and mining 0.4%
Anglo American Capital PLC (C)	4.750	04-10-27	10,725,000	10,666,586
Commercial Metals Company	5.375	07-15-27	3,005,000	2,877,288
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	8,250,000	7,806,563
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	4,200,000	4,116,000
Novelis Corp. (C)	5.875	09-30-26	2,302,000	2,256,190
Vale Overseas, Ltd.	6.250	08-10-26	9,040,000	9,763,200
Vedanta Resources PLC (C)	6.125	08-09-24	8,640,000	8,040,652
Vedanta Resources PLC (C)	6.375	07-30-22	8,415,000	8,288,775
Paper and forest products 0.1%
Norbord, Inc. (C)	6.250	04-15-23	5,925,000	6,193,225
Real estate 1.3%				153,140,756
Equity real estate investment trusts 1.3%
American Homes 4 Rent LP	4.250	02-15-28	13,290,000	12,825,822
American Tower Corp.	3.400	02-15-19	9,975,000	10,013,504
American Tower Corp.	3.550	07-15-27	21,750,000	20,471,733
American Tower Corp.	4.700	03-15-22	9,849,000	10,211,328
Crown Castle Towers LLC (C)	4.883	08-15-40	16,544,000	16,962,897
Equinix, Inc.	5.375	05-15-27	9,376,000	9,413,973
Iron Mountain, Inc. (C)	4.875	09-15-27	9,118,000	8,479,740
Iron Mountain, Inc.	5.750	08-15-24	14,287,000	14,089,839
Iron Mountain, Inc.	6.000	08-15-23	6,069,000	6,273,829
Omega Healthcare Investors, Inc.	4.500	01-15-25	7,850,000	7,665,116
Omega Healthcare Investors, Inc.	4.950	04-01-24	8,758,000	8,905,728
Ventas Realty LP	3.500	02-01-25	15,205,000	14,625,968
VEREIT Operating Partnership LP	4.600	02-06-24	13,192,000	13,201,279
Telecommunication services 2.1%				255,553,939
Diversified telecommunication services 1.5%
Cablevision SA (C)	6.500	06-15-21	7,625,000	7,644,063
Cincinnati Bell, Inc. (C)	7.000	07-15-24	15,680,000	14,033,600
CSC Holdings LLC (C)	5.375	02-01-28	6,345,000	5,932,575
CSC Holdings LLC (C)	5.500	04-15-27	7,825,000	7,492,438
GCI, Inc.	6.875	04-15-25	8,228,000	8,567,405
Iridium Communications, Inc. (C)	10.250	04-15-23	2,705,000	2,874,063
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	9,930,000	10,298,254
Radiate Holdco LLC (C)	6.625	02-15-25	9,365,000	8,592,388
Radiate Holdco LLC (C)	6.875	02-15-23	3,894,000	3,699,300
Sprint Spectrum Company LLC (C)	3.360	03-20-23	8,885,625	8,818,983
Telecom Italia Capital SA	7.200	07-18-36	15,805,000	16,792,813
Telecom Italia SpA (C)	5.303	05-30-24	11,015,000	10,959,925
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
UPC Holding BV (C)	5.500	01-15-28	9,340,000	$8,546,100
Verizon Communications, Inc.	4.400	11-01-34	10,484,000	10,037,066
Verizon Communications, Inc.	4.672	03-15-55	9,860,000	8,919,976
Verizon Communications, Inc.	4.862	08-21-46	29,204,000	28,146,064
Verizon Communications, Inc.	5.012	08-21-54	8,696,000	8,288,617
West Corp. (C)	8.500	10-15-25	4,950,000	4,591,125
Windstream Services LLC	7.750	10-15-20	9,029,000	7,821,371
Wireless telecommunication services 0.6%
C&W Senior Financing DAC (C)	6.875	09-15-27	10,415,000	10,128,588
CC Holdings GS V LLC	3.849	04-15-23	10,471,000	10,409,189
Comunicaciones Celulares SA (C)	6.875	02-06-24	7,230,000	7,392,675
Millicom International Cellular SA (C)	5.125	01-15-28	3,500,000	3,232,950
MTN Mauritius Investment, Ltd. (C)	4.755	11-11-24	10,010,000	9,405,897
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	10,550,000	10,296,916
Sprint Capital Corp.	6.875	11-15-28	11,175,000	10,700,063
T-Mobile USA, Inc.	4.750	02-01-28	12,761,000	11,931,535
Utilities 1.7%				199,893,394
Electric utilities 0.7%
ABY Transmision Sur SA (C)	6.875	04-30-43	9,583,937	10,386,592
Electricite de France SA (C)	3.625	10-13-25	8,860,000	8,688,015
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (C)(F)	5.250	01-29-23	20,420,000	19,970,760
Emera US Finance LP	3.550	06-15-26	7,381,000	6,999,745
Empresa Electrica Angamos SA (C)	4.875	05-25-29	9,067,620	8,659,904
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,730,000	7,929,950
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	5,630,000	6,207,159
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (F)	6.250	02-01-22	4,930,000	5,223,335
Southern Power Company	1.950	12-15-19	10,599,000	10,435,575
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	7,791,000	7,562,334
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (C)	4.875	07-24-22	11,745,000	11,181,240
Greenko Dutch BV (C)	5.250	07-24-24	5,935,000	5,516,583
IPALCO Enterprises, Inc.	3.700	09-01-24	2,267,000	2,196,671
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	19,385,000	18,651,767
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	4,300,000	3,999,000
NRG Energy, Inc.	6.250	05-01-24	19,723,000	20,363,998
NRG Energy, Inc.	6.625	01-15-27	13,445,000	13,881,963
NRG Yield Operating LLC	5.375	08-15-24	11,849,000	11,849,000
30	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.2%
CenterPoint Energy, Inc.	2.500	09-01-22	8,700,000	$8,392,725

Dominion Energy, Inc.	2.579	07-01-20	11,970,000	11,797,078
Convertible bonds 0.1%				$9,171,352
(Cost $9,146,597)
Utilities 0.1%				9,171,352
Independent power and renewable electricity producers 0.1%

NRG Yield, Inc. (C)	3.250	06-01-20	9,235,000	9,171,352
Capital preferred securities 0.2%				$19,030,098
(Cost $17,184,609)
Financials 0.2%				19,030,098
Banks 0.1%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (A)(F)	4.000	06-18-18	8,562,000	7,620,180
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (A)	3.125	06-01-77	12,713,000	11,409,918
Term loans (G) 0.1%				$15,237,230
(Cost $15,213,463)
Energy 0.1%				8,771,933
Oil, gas and consumable fuels 0.1%
FTS International, Inc. (1 month LIBOR + 4.750%)	6.730	04-16-21	8,739,161	8,771,933
Financials 0.0%				4,618,197
Capital markets 0.0%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.917	05-01-23	4,660,938	4,618,197
Information technology 0.0%				1,847,100
Internet software and services 0.0%

Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.230	10-19-23	1,847,100	1,847,100
Collateralized mortgage obligations 6.5%				$782,822,978
(Cost $795,528,074)
Commercial and residential 5.2%				619,973,235
Americold LLC
Series 2010-ARTA, Class C (C)	6.811	01-14-29	2,150,000	2,287,786
Series 2010-ARTA, Class D (C)	7.443	01-14-29	9,682,000	10,392,219
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (C)(H)	3.258	04-27-48	5,229,737	5,228,069
AOA Mortgage Trust Series 2015-1177, Class C (C)(H)	3.010	12-13-29	6,611,000	6,441,253
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(H)	3.763	04-25-48	38,215,000	$38,310,568
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(C)	4.519	09-15-26	3,650,000	3,649,662
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO (C)	0.076	10-10-45	3,200,324	32
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(C)	2.890	03-15-37	13,854,000	13,845,419
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.356	03-15-37	9,525,000	9,519,088
BBCMS Trust
Series 2015-MSQ, Class D (C)(H)	3.990	09-15-32	7,060,000	6,915,122
Series 2015-SRCH, Class D (C)(H)	4.957	08-10-35	15,205,000	15,716,131
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	3,532,579	3,498,509
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (C)	0.341	06-11-41	524,899	3,869
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX (C)(H)	4.691	07-05-33	1,000,000	999,072
Series 2014-ATLS, Class DFL (1 month LIBOR + 3.000%) (A)(C)	4.907	07-05-33	7,830,000	7,862,852
BWAY Mortgage Trust
Series 2013-1515, Class XB IO (C)	0.403	03-10-33	46,410,000	1,171,193
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	3,945,512
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	3.240	03-15-37	8,950,000	8,944,495
CD Mortgage Trust Series 2017-CD3, Class C (H)	4.562	02-10-50	12,137,000	12,268,218
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (C)(H)	3.786	04-10-28	4,975,000	4,936,230
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (A)(C)	4.069	07-15-32	9,920,000	9,913,773
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (A)(C)	4.169	11-15-36	17,587,000	17,726,590
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (A)(C)	4.419	07-15-32	4,600,000	4,594,797
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(C)	3.029	06-11-32	5,645,000	5,652,100
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (A)(C)	4.019	04-15-36	14,675,000	14,847,240
32	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
COLT Mortgage Loan Trust Series 2018-2, Class A1 (C)(H)	3.470	07-27-48	4,765,000	$4,764,942
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 (C)	3.424	03-10-31	3,955,000	4,002,625
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.658	08-15-45	70,090,884	3,948,577
Series 2012-CR3 Class XA IO	1.880	10-15-45	99,022,446	6,597,687
Series 2013-CR6, Class XA IO	1.090	03-10-46	39,911,122	1,289,022
Series 2013-CR8, Class XA IO	0.532	06-10-46	37,969,058	693,262
Series 2014-CR15, Class C (H)	4.756	02-10-47	2,200,000	2,241,601
Series 2014-CR15, Class XA IO	1.190	02-10-47	92,962,701	3,171,729
Series 2014-CR16, Class C (H)	4.901	04-10-47	12,185,000	12,573,503
Series 2014-CR21, Class A2	3.095	12-10-47	3,000,000	3,011,011
Series 2015-CR27, Class B (H)	4.360	10-10-48	6,445,000	6,584,503
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.590	05-10-51	125,450,000	4,795,314
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (H)	4.934	12-10-44	3,919,000	4,014,930
Series 2013-300P, Class D (C)(H)	4.394	08-10-30	17,960,000	18,159,151
Series 2013-CR11, Class B (H)	5.159	08-10-50	13,625,000	14,256,714
Series 2013-CR13, Class C (H)	4.744	11-10-46	4,890,000	4,988,578
Series 2013-LC13, Class B (C)(H)	5.009	08-10-46	5,820,000	6,119,600
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (A)(C)	3.502	07-13-31	10,550,000	10,526,563
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(C)	4.146	02-13-32	7,630,000	7,676,260
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (A)(C)	4.078	08-13-27	9,885,000	9,885,010
Core Industrial Trust Series 2015-CALW, Class F (C)(H)	3.850	02-10-34	8,405,000	8,177,509
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX (C)(H)	3.382	12-15-34	2,250,000	2,250,960
Series 2015-NRF, Class DFX (C)(H)	3.382	12-15-34	13,055,000	12,989,248
Series 2015-NRF, Class EFX (C)(H)	3.382	12-15-34	10,160,000	10,056,698
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(H)	3.500	11-25-57	8,671,902	8,624,653
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (C)	0.011	06-10-48	74,588	1
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (H)	4.076	08-19-34	1,199,261	1,155,522
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (A)(C)	5.169	09-15-34	3,855,000	3,882,809
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	1.350	08-10-44	14,587,087	491,508
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2012-GC17, Class XA IO	2.216	05-10-45	100,131,658	$5,352,117
Series 2014-NEW, Class C (C)	3.790	01-10-31	3,075,000	3,080,605
Series 2015-590M, Class C (C)(H)	3.805	10-10-35	6,950,000	6,872,351
Series 2016-RENT, Class D (C)(H)	4.067	02-10-29	12,595,000	12,574,864
Series 2017-485L, Class C (C)(H)	3.982	02-10-37	6,250,000	6,184,845
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (A)(C)	3.719	07-15-32	3,420,000	3,431,807
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (A)(C)	4.419	07-15-32	1,755,000	1,759,951
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (A)(C)	3.938	02-15-37	6,410,000	6,413,163
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.901	05-19-35	21,273,443	820,104
Series 2007-3, Class ES IO (C)	0.350	05-19-47	39,740,423	560,920
Series 2007-4, Class ES IO	0.350	07-19-47	41,411,740	701,237
Series 2007-6, Class ES IO (C)	0.350	08-19-37	34,254,751	532,295
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (A)(C)	3.619	12-15-34	6,995,000	7,014,836
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(C)	5.565	08-05-34	4,620,000	4,619,966
IMT Trust Series 2017-APTS, Class CFX (C)(H)	3.497	06-15-34	6,800,000	6,566,046
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.153	07-25-35	54,846,826	1,310,000
Series 2005-AR8, Class AX2 IO	1.132	05-25-35	48,467,615	1,409,768
Series 2005-AR18, Class 1X IO	1.317	10-25-36	22,832,043	1,041,029
Series 2005-AR18, Class 2X IO	1.001	10-25-36	38,437,511	330,497
Irvine Core Office Trust Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	16,939,579	457,706
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO	0.731	08-15-46	15,922,019	313,522
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (C)	0.962	02-15-46	10,839,932	246,207
Series 2011-C4, Class XA IO (C)	1.396	07-15-46	10,775,267	221,043
Series 2012-C14, Class XA IO (C)	1.431	07-05-32	84,752,653	4,319,716
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (A)(C)	4.269	08-15-27	10,993,000	10,992,987
Series 2015-MAR7, Class C (C)	4.490	06-05-32	9,155,000	9,092,903
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (A)(C)	4.669	07-15-36	7,241,000	7,281,826
Series 2016-JP2, Class XA IO	1.852	08-15-49	14,210,226	1,643,434
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (C)	0.010	07-12-38	3,127,015	459
Series 2006-C2, Class X IO (C)	0.080	08-12-43	353,056	206
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.474	08-15-45	13,490,132	644,242
Series 2012-C6, Class XA IO (C)	1.630	11-15-45	9,272,847	529,038
34	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C19, Class A2	3.101	12-15-47	3,200,000	$3,212,055
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (C)	0.787	07-15-49	11,584,648	204,760
Series 2012-C4, Class AS	3.773	03-15-45	2,371,500	2,381,856
Series 2015, Class XLF1 C (1 month LIBOR + 2.200%) (A)(C)	4.119	08-14-31	8,420,000	8,452,918
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.319	11-15-34	15,766,000	15,790,830
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (H)	3.840	08-25-34	2,679,500	2,671,815
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	11,115,000	11,033,294
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(H)	3.790	11-15-32	4,290,000	4,179,943
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	7,265,000	7,323,576
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	4,755,000	4,710,556
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	1.901	12-25-45	18,989,715	1,532,290
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (H)	2.789	03-25-44	2,227,600	2,180,287
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,455,000	3,624,697
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (C)	1.336	05-10-63	46,866,609	2,072,263
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(H)	3.947	12-13-29	16,737,000	16,723,378
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(H)	2.710	03-18-28	14,425,000	14,204,083
Series 2015-LC22, Class B (H)	4.542	09-15-58	9,004,000	9,357,910
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (A)(C)	3.694	12-15-34	5,105,000	5,158,595
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(C)	4.490	11-15-29	775,307	776,529
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (C)	0.782	02-15-44	36,484,948	673,789
Series 2011-C3, Class XA IO (C)	1.359	03-15-44	24,991,178	719,683
Series 2012-C10, Class XA IO (C)	1.574	12-15-45	9,387,454	534,462
Series 2012-C9, Class B XA IO (C)	1.893	11-15-45	64,219,256	4,337,388
Series 2013-C15, Class B (H)	4.480	08-15-46	2,637,000	2,705,496
Series 2013-C16, Class B (H)	5.028	09-15-46	2,970,000	3,116,528
Series 2013-C16, Class XA IO	0.840	09-15-46	12,908,081	375,275
U.S. Government Agency 1.3%				162,849,743
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (A)	3.960	12-25-28	3,225,000	3,271,880
Series K005, Class AX IO	1.349	11-25-19	90,312,553	1,557,630
Series K006, Class BX1 IO	5.367	02-25-20	4,478,410	367,500
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K010, Class X1 IO	0.160	10-25-20	29,082,830	$110,300
Series K011, Class X1 IO	0.233	11-25-20	50,022,052	270,434
Series K014, Class X1 IO	1.175	04-25-21	39,000,125	1,111,398
Series K015, Class X1 IO	1.586	07-25-21	40,476,999	1,682,799
Series K017, Class X1 IO	1.341	12-25-21	161,094,615	6,202,465
Series K018, Class X1 IO	1.362	01-25-22	103,832,487	4,053,475
Series K021, Class X1 IO	1.458	06-25-22	34,935,774	1,696,670
Series K022, Class X1 IO	1.245	07-25-22	135,827,641	5,794,231
Series K024, Class X1 IO	0.854	09-25-22	10,431,849	312,206
Series K026, Class X1 IO	1.008	11-25-22	12,942,048	469,926
Series K705, Class X1 IO	1.699	09-25-18	12,875,835	48,989
Series K707, Class X1 IO	1.509	12-25-18	10,686,775	42,263
Series K709, Class X1 IO	1.500	03-25-19	46,798,513	370,977
Series K710, Class X1 IO	1.729	05-25-19	71,147,189	786,233
Series K711, Class X1 IO	1.679	07-25-19	58,581,894	679,064
Series KAIV, Class X1 IO	1.287	06-25-21	23,888,200	693,718
Series KS01, Class X1 IO	1.321	01-25-23	13,590,526	563,509
Series KS03, Class X IO	0.305	08-25-25	38,742,027	503,650
Series T-41, Class 3A (H)	5.576	07-25-32	1,319	1,369
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	229	254
Series 2012-M5, Class X IO	0.517	02-25-22	25,437,670	408,936
Series 2012-MB, Class X1 IO	2.090	12-25-19	4,652,146	80,018
Government National Mortgage Association
Series 2008-90, Class IO	1.874	12-16-50	2,680,206	489,356
Series 2012-114, Class IO	0.803	01-16-53	26,678,268	1,465,904
Series 2012-120, Class IO	0.783	02-16-53	10,644,703	492,063
Series 2012-125, Class IO	0.369	02-16-53	13,794,568	398,066
Series 2012-70, Class IO	0.458	08-16-52	7,214,384	134,518
Series 2013-63, Class IO	0.790	09-16-51	15,620,615	821,574
Series 2016-174, Class IO	0.899	11-16-56	49,148,842	3,800,498
Series 2017-109, Class IO	0.611	04-16-57	97,095,891	5,631,309
Series 2017-124, Class IO	0.705	01-16-59	123,690,007	8,281,516
Series 2017-135, Class IO	0.840	10-16-58	86,084,366	6,139,554
Series 2017-140, Class IO	0.609	02-16-59	73,839,387	4,838,695
Series 2017-159, Class IO	0.545	06-16-59	99,287,046	5,733,440
Series 2017-169, Class IO	0.744	01-16-60	181,013,703	12,244,292
Series 2017-20, Class IO	0.749	12-16-58	193,353,219	12,201,052
Series 2017-22, Class IO	1.047	12-16-57	39,723,451	3,507,910
Series 2017-3, Class IO	0.908	09-16-58	94,682,069	7,125,299
Series 2017-41, Class IO	0.792	07-16-58	66,127,254	4,554,812
Series 2017-46, Class IO	0.619	11-16-57	84,844,769	5,143,621
Series 2017-61, Class IO	0.767	05-16-59	54,635,550	4,235,020
Series 2017-74, Class IO	0.779	09-16-58	122,854,015	7,581,972
Series 2017-89, Class IO	0.765	07-16-59	122,412,581	9,154,147
Series 2018-35, Class IO	0.523	03-16-60	141,157,187	8,410,315
36	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-43, Class IO	0.577	05-16-60	217,817,835	$13,120,236

Series 2018-9, Class IO	0.557	01-16-60	105,714,967	6,264,680
Asset backed securities 13.3%				$1,596,164,998
(Cost $1,609,795,730)
Asset backed securities 13.3%				1,596,164,998
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (A)	2.458	06-22-37	7,515,000	7,244,932
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (A)	2.530	08-25-37	13,953,086	13,740,175
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (A)	2.630	05-25-36	14,527,462	14,362,073
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	17,200,000	16,997,565
Series 2017-4, Class A4	1.960	07-15-22	12,120,000	11,875,690
Series 2018-1, Class A3	2.350	06-15-22	11,165,000	11,083,695
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	39,100,000	38,803,857
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	34,930,000	34,451,501
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (H)	6.510	08-25-27	10	10
Applebee's Funding LLC Series 2014-1, Class A2 (C)	4.277	09-05-44	25,675,975	25,413,810
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	17,335,500	17,470,717
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	43,855,000	43,173,954
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	6,460,000	6,320,492
Series 2018-A, Class A3	2.350	04-25-22	18,335,000	18,181,663
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	43,393,000	42,963,544
California Republic Auto Receivables Trust Series 2016-2, Class A4	1.830	12-15-21	18,956,000	18,748,519
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	34,924,000	34,456,329
Series 2017-A1, Class A1	2.000	01-17-23	45,880,000	45,270,328
Series 2017-A4, Class A4	1.990	07-17-23	915,000	897,533
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	6,820,000	6,767,015
Series 2016-1, Class A4	1.880	06-15-21	5,015,000	4,947,857
Series 2016-2, Class A4	1.680	09-15-21	6,310,000	6,197,560
Series 2018-1, Class A3	2.480	11-15-22	11,700,000	11,604,625
Chase Issuance Trust Series 2016-A2, Class A	1.370	06-15-21	26,430,000	26,105,514
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (C)	1.870	02-15-22	5,620,000	$5,539,742
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	45,590,000	44,923,055
Series 2017-A3, Class A3	1.920	04-07-22	18,435,000	18,141,142
Series 2018-A1, Class A1	2.490	01-20-23	42,880,000	42,432,148
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	14,877,983	14,970,878
CNH Equipment Trust Series 2017-C, Class A3	2.080	02-15-23	13,000,000	12,794,344
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	16,879,500	17,265,769
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (A)	2.495	03-28-35	10,354,000	10,058,628
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	93,884	61,430
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.687	02-25-35	1,900,626	1,891,956
DB Master Finance LLC
Series 2015-1A, Class A2II (C)	3.980	02-20-45	17,279,550	17,317,911
Series 2017-1A, Class A2I (C)	3.629	11-20-47	4,547,150	4,466,938
Series 2017-1A, Class A2II (C)	4.030	11-20-47	5,333,200	5,317,200
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	50,200,000	49,227,415
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	26,246,663	26,004,668
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	21,050,250	21,784,693
Evergreen Credit Card Trust Series 2018-1, Class A (C)	2.950	03-15-23	22,545,000	22,485,220
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	4,717,350	4,730,464
Ford Credit Auto Owner Trust
Series 2014-1, Class B (C)	2.410	11-15-25	6,905,000	6,876,366
Series 2014-2, Class A (C)	2.310	04-15-26	24,170,000	24,026,014
Series 2015-1, Class A (C)	2.120	07-15-26	39,230,000	38,719,606
Series 2016-B, Class A4	1.520	08-15-21	4,064,000	3,992,259
Series 2016-C, Class A4	1.400	02-15-22	10,305,000	10,003,040
Series 2017-A, Class A3	1.670	06-15-21	10,201,000	10,087,472
Series 2017-B, Class A4	1.870	09-15-22	4,580,000	4,463,989
Series 2017-C, Class A4	2.160	03-15-23	14,435,000	14,109,354
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	23,205,000	22,829,016
GM Financial Consumer Automobile Receivables Trust Series 2017-2A, Class A3 (C)	1.860	12-16-21	17,780,000	17,509,710
38	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (A)	2.530	08-25-44	43,239,000	$42,436,164
Golden Credit Card Trust Series 2018-1A, Class A (C)	2.620	01-15-23	18,980,000	18,809,233
Hardee's Funding LLC Series 2013-1A, Class A2 (C)	4.474	03-20-43	14,079,312	14,112,912
Hertz Vehicle Financing II LP Series 2016-3A, Class A (C)	2.270	07-25-20	7,265,000	7,201,618
Hilton Grand Vacations Trust Series 2017-AA, Class A (C)	2.660	12-26-28	7,730,456	7,612,326
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4	1.360	01-18-23	11,550,000	11,275,310
Series 2017-1, Class A3	1.720	07-21-21	18,540,000	18,356,895
Series 2017-2, Class A4	1.870	09-15-23	5,000,000	4,880,468
Series 2017-3, Class A4	1.980	11-20-23	6,475,000	6,312,029
Series 2018-2, Class A3	3.010	05-18-22	11,365,000	11,364,752
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	21,380,000	21,079,801
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (C)	2.810	04-15-21	16,155,000	16,119,751
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	15,555,000	15,349,655
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	7,720,000	7,685,142
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (A)	2.606	10-27-42	8,684,562	8,510,637
MMAF Equipment Finance LLC Series 2017-B, Class A3 (C)	2.210	10-17-22	15,903,000	15,617,167
MVW Owner Trust
Series 2014-1A, Class A (C)	2.250	09-22-31	741,029	725,875
Series 2015-1A, Class A (C)	2.520	12-20-32	2,395,004	2,358,925
Nelnet Student Loan Trust Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (A)(C)	2.370	08-23-36	10,080,000	9,856,627
New Residential Mortgage LLC Series 2018-FNT1, Class A (C)	3.610	05-25-23	15,416,000	15,473,301
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 (C)	3.220	02-15-23	4,900,000	4,889,823
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A4	1.790	01-17-22	4,000,000	3,962,557
Series 2016-B, Class A4	1.540	10-17-22	4,480,000	4,360,302
Series 2017-A, Class A3	1.740	08-16-21	12,155,000	12,001,124
Series 2017-B, Class A4	1.950	10-16-23	13,955,000	13,629,582
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	6,935,655	6,907,564
Series 2018-PLS2, Class A (C)	3.265	02-25-23	9,721,471	9,696,652
PFS Financing Corp. Series 2018-B, Class A (C)	2.890	02-15-23	15,690,000	15,561,102
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	7,610,895	$7,741,952
Santander Drive Auto Receivables Trust Series 2018-2, Class C	3.350	07-17-23	8,865,000	8,852,283
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (C)	1.860	11-26-40	8,923,790	8,817,010
Sonic Capital LLC Series 2016-1A, Class A2 (C)	4.472	05-20-46	3,599,402	3,636,656
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (A)	3.407	02-25-35	2,511,826	2,472,261
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (A)(C)	2.549	10-28-37	41,228,070	40,725,525
Taco Bell Funding LLC
Series 2016-1A, Class A2I (C)	3.832	05-25-46	20,217,125	20,262,209
Series 2016-1A, Class A2II (C)	4.377	05-25-46	1,970,000	2,006,169
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	2,785,875	2,769,556
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(H)	3.601	10-25-53	4,885,000	4,976,114
Series 2015-2, Class 1M2 (C)(H)	3.581	11-25-60	10,795,000	11,153,864
Series 2016-5, Class A1 (C)(H)	2.500	10-25-56	11,111,262	10,875,718
Series 2017-1, Class A1 (C)(H)	2.750	10-25-56	3,864,333	3,797,750
Series 2017-2, Class A1 (C)(H)	2.750	04-25-57	4,248,898	4,188,595
Series 2018-1, Class A1 (C)(H)	3.000	01-25-58	9,393,494	9,277,444
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A4	1.520	08-16-21	5,615,000	5,529,843
Series 2016-C, Class A4	1.320	11-15-21	5,597,000	5,483,399
Series 2017-A, Class A3	1.730	02-16-21	18,060,000	17,893,785
Series 2017-B, Class A3	1.760	07-15-21	26,260,000	25,934,518
Series 2017-C, Class A4	1.980	12-15-22	12,680,000	12,392,426
Series 2018-A, Class A3	2.350	05-16-22	14,315,000	14,179,977
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	13,565,083	13,596,922
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	9,705,675	9,752,206
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (C)	2.540	02-15-22	20,320,000	20,201,236
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	9,823,478	9,557,778
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (A)(C)	2.600	04-25-40	2,958,276	2,823,621
Westgate Resorts LLC
Series 2014-1A, Class A (C)	2.150	12-20-26	3,084,775	3,069,356
Series 2014-1A, Class B (C)	3.250	12-20-26	1,541,817	1,540,037
Series 2015-1A, Class A (C)	2.750	05-20-27	1,064,521	1,060,056
Series 2015-2A, Class B (C)	4.000	07-20-28	2,650,782	2,646,207
40	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1A, Class A (C)	3.500	12-20-28	2,194,124	$2,189,792
Series 2017-1A, Class A (C)	3.050	12-20-30	6,407,437	6,354,584
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	20,742,753	20,601,476
Series 2017-B, Class A3	1.950	02-15-23	6,020,000	5,906,467
Series 2018-A, Class A3	2.500	04-17-23	18,830,000	18,641,527

	Shares	Value
Preferred securities 0.4%		$42,870,152
(Cost $45,846,653)
Consumer staples 0.0%		2,531,418
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,531,418
Financials 0.2%		16,014,269
Banks 0.2%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.128% (A)	374,059	9,766,680
Regions Financial Corp., 6.375%	139,454	3,558,866
Wells Fargo & Company, Series L, 7.500%	2,139	2,688,723
Utilities 0.2%		24,324,465
Multi-utilities 0.2%
Dominion Energy, Inc., 6.750%	438,022	19,294,869
DTE Energy Company, 6.500%	97,700	5,029,596

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.1%				$257,839,919
(Cost $257,840,000)
Commercial paper 0.1%				13,499,919
Bank of Tokyo Mitsubishi UFJ, Ltd.	1.700	06-05-18	13,500,000	13,499,919
U.S. Government Agency 1.3%				154,832,000
Federal Agricultural Mortgage Corp. Discount Note	1.550	06-01-18	19,743,000	19,743,000
Federal Home Loan Bank Discount Note	1.500	06-01-18	135,089,000	135,089,000

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	41

	Par value^	Value
Repurchase agreement 0.7%		89,508,000
Barclays Tri-Party Repurchase Agreement dated 5-31-18 at 1.750% to be repurchased at $84,995,132 on 6-1-18, collateralized by $66,573,900 U.S. Treasury Bonds, 2.500% due 5-15-46 (valued at $60,170,620, including interest), $23,839,700 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $24,108,706, including interest) and $2,339,000 U.S. Treasury Inflation Indexed Notes, 0.375% due 7-15-25 (valued at $2,415,763, including interest)	84,991,000	84,991,000
Repurchase Agreement with State Street Corp. dated 5-31-18 at 0.740% to be repurchased at $4,517,093 on 6-1-18, collateralized by $4,595,000 U.S. Treasury Notes, 2.750% due 5-31-23 (valued at $4,612,231, including interest)	4,517,000	4,517,000

Total investments (Cost $12,214,448,484) 99.9%	$12,015,267,385
Other assets and liabilities, net 0.1%	14,177,545
Total net assets 100.0%	$12,029,444,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,812,324,775 or 23.4% of the fund's net assets as of 5-31-18.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-18, the aggregate cost of investments for federal income tax purposes was $12,241,363,488. Net unrealized depreciation aggregated to $226,096,103, of which $49,270,431 related to gross unrealized appreciation and $275,366,534 related to gross unrealized depreciation.
42	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-18

Assets
Unaffiliated investments, at value (Cost $12,214,448,484)	$12,015,267,385
Cash	28,858
Dividends and interest receivable	93,346,241
Receivable for fund shares sold	29,531,243
Receivable for investments sold	23,292,301
Receivable for delayed delivery securities sold	93,568,081
Other assets	609,453
Total assets	12,255,643,562
Liabilities
Distributions payable	789,971
Payable for investments purchased	11,869,354
Payable for delayed delivery securities purchased	187,002,061
Payable for fund shares repurchased	23,048,717
Payable to affiliates
Accounting and legal services fees	1,374,785
Transfer agent fees	409,322
Distribution and service fees	251,623
Trustees' fees	10,335
Other liabilities and accrued expenses	1,442,464
Total liabilities	226,198,632
Net assets	$12,029,444,930
Net assets consist of
Paid-in capital	$12,351,942,424
Undistributed net investment income	6,802,604
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(130,119,006)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(199,181,092)
Net assets	$12,029,444,930

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	43

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,487,670,982 ÷ 96,566,247 shares) [1]	$15.41
Class B ($10,566,659 ÷ 685,971 shares) [1]	$15.40
Class C ($269,122,714 ÷ 17,467,825 shares) [1]	$15.41
Class I ($2,236,200,343 ÷ 145,135,241 shares)	$15.41
Class R2 ($83,315,797 ÷ 5,401,964 shares)	$15.42
Class R4 ($39,262,415 ÷ 2,544,867 shares)	$15.43
Class R6 ($5,944,057,529 ÷ 385,141,917 shares)	$15.43
Class NAV ($1,959,248,491 ÷ 127,007,057 shares)	$15.43
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
44	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-18

Investment income
Interest	$411,421,568
Dividends	2,727,703
Less foreign taxes withheld	(57,349)
Total investment income	414,091,922
Expenses
Investment management fees	37,736,694
Distribution and service fees	8,034,917
Accounting and legal services fees	2,583,851
Transfer agent fees	6,255,840
Trustees' fees	166,211
Custodian fees	1,484,240
State registration fees	643,189
Printing and postage	1,090,364
Professional fees	270,915
Other	900,004
Total expenses	59,166,225
Less expense reductions	(2,703,562)
Net expenses	56,462,663
Net investment income	357,629,259
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(13,709,436)
Futures contracts	191,078
(13,518,358)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(350,270,178)
(350,270,178)
Net realized and unrealized loss	(363,788,536)
Decrease in net assets from operations	$(6,159,277)

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	45

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-18	Year ended 5-31-17
Increase (decrease) in net assets
From operations
Net investment income	$357,629,259	$165,268,873
Net realized gain (loss)	(13,518,358)	1,285,991
Change in net unrealized appreciation (depreciation)	(350,270,178)	74,918,915
Increase (decrease) in net assets resulting from operations	(6,159,277)	241,473,779
Distributions to shareholders
From net investment income
Class A	(48,389,230)	(56,573,672)
Class B	(336,749)	(466,887)
Class C	(7,308,878)	(7,535,610)
Class I	(122,341,916)	(99,600,806)
Class R2	(2,176,422)	(1,593,207)
Class R4	(1,119,337)	(400,617)
Class R6	(135,108,724)	(6,314,425)
Class NAV	(72,157,128)	(6,871,857)
Total distributions	(388,938,384)	(179,357,081)
Fund share transactions
Fund share transactions	2,756,184,357	3,651,788,840
Issued in reorganization	—	2,175,087,127
From fund share transactions	2,756,184,357	5,826,875,967
Total increase	2,361,086,696	5,888,992,665
Net assets
Beginning of year	9,668,358,234	3,779,365,569
End of year	$12,029,444,930	$9,668,358,234
Undistributed net investment income	$6,802,604	$6,056,076
46	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.93	$15.79	$16.06	$16.26	$16.37
Net investment income[1]	0.46	0.45	0.47	0.53	0.61
Net realized and unrealized gain (loss) on investments	(0.47)	0.18	(0.23)	(0.05)	0.02
Total from investment operations	(0.01)	0.63	0.24	0.48	0.63
Less distributions
From net investment income	(0.51)	(0.49)	(0.51)	(0.63)	(0.67)
From net realized gain	—	—	—	(0.05)	(0.07)
Total distributions	(0.51)	(0.49)	(0.51)	(0.68)	(0.74)
Net asset value, end of period	$15.41	$15.93	$15.79	$16.06	$16.26
Total return (%)[2,3]	(0.11)	4.07	1.59	3.02	4.06
Ratios and supplemental data
Net assets, end of period (in millions)	$1,488	$1,492	$1,904	$1,740	$1,411
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.89	0.93	0.94	0.98
Expenses including reductions	0.79	0.83	0.87	0.89	0.92
Net investment income	2.93	2.83	3.01	3.25	3.80
Portfolio turnover (%)	74	98 [4]	56	66	77

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	47

CLASS B SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.93	$15.79	$16.06	$16.26	$16.37
Net investment income[1]	0.35	0.34	0.36	0.42	0.50
Net realized and unrealized gain (loss) on investments	(0.48)	0.18	(0.23)	(0.05)	0.02
Total from investment operations	(0.13)	0.52	0.13	0.37	0.52
Less distributions
From net investment income	(0.40)	(0.38)	(0.40)	(0.52)	(0.56)
From net realized gain	—	—	—	(0.05)	(0.07)
Total distributions	(0.40)	(0.38)	(0.40)	(0.57)	(0.63)
Net asset value, end of period	$15.40	$15.93	$15.79	$16.06	$16.26
Total return (%)[2,3]	(0.87)	3.35	0.88	2.31	3.34
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$16	$23	$28	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	1.59	1.63	1.64	1.68
Expenses including reductions	1.49	1.53	1.57	1.59	1.62
Net investment income	2.22	2.14	2.32	2.57	3.11
Portfolio turnover (%)	74	98 [4]	56	66	77

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
48	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.93	$15.79	$16.06	$16.26	$16.37
Net investment income[1]	0.35	0.34	0.36	0.41	0.49
Net realized and unrealized gain (loss) on investments	(0.47)	0.18	(0.23)	(0.04)	0.03
Total from investment operations	(0.12)	0.52	0.13	0.37	0.52
Less distributions
From net investment income	(0.40)	(0.38)	(0.40)	(0.52)	(0.56)
From net realized gain	—	—	—	(0.05)	(0.07)
Total distributions	(0.40)	(0.38)	(0.40)	(0.57)	(0.63)
Net asset value, end of period	$15.41	$15.93	$15.79	$16.06	$16.26
Total return (%)[2,3]	(0.80)	3.35	0.88	2.31	3.34
Ratios and supplemental data
Net assets, end of period (in millions)	$269	$299	$310	$250	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	1.59	1.63	1.64	1.68
Expenses including reductions	1.49	1.53	1.57	1.59	1.62
Net investment income	2.23	2.14	2.31	2.53	3.10
Portfolio turnover (%)	74	98 [4]	56	66	77

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	49

CLASS I SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.93	$15.80	$16.06	$16.26	$16.37
Net investment income[1]	0.50	0.50	0.52	0.57	0.66
Net realized and unrealized gain (loss) on investments	(0.47)	0.17	(0.22)	(0.04)	0.02
Total from investment operations	0.03	0.67	0.30	0.53	0.68
Less distributions
From net investment income	(0.55)	(0.54)	(0.56)	(0.68)	(0.72)
From net realized gain	—	—	—	(0.05)	(0.07)
Total distributions	(0.55)	(0.54)	(0.56)	(0.73)	(0.79)
Net asset value, end of period	$15.41	$15.93	$15.80	$16.06	$16.26
Total return (%)[2]	0.19	4.33	1.97	3.35	4.40
Ratios and supplemental data
Net assets, end of period (in millions)	$2,236	$5,385	$1,367	$793	$302
Ratios (as a percentage of average net assets):
Expenses before reductions	0.51	0.57	0.61	0.63	0.66
Expenses including reductions	0.49	0.51	0.56	0.57	0.60
Net investment income	3.19	3.15	3.32	3.53	4.11
Portfolio turnover (%)	74	98 [3]	56	66	77

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
50	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.95	$15.81	$16.08	$16.27	$16.38
Net investment income[1]	0.45	0.44	0.46	0.51	0.60
Net realized and unrealized gain (loss) on investments	(0.49)	0.18	(0.23)	(0.02)	0.02
Total from investment operations	(0.04)	0.62	0.23	0.49	0.62
Less distributions
From net investment income	(0.49)	(0.48)	(0.50)	(0.63)	(0.66)
From net realized gain	—	—	—	(0.05)	(0.07)
Total distributions	(0.49)	(0.48)	(0.50)	(0.68)	(0.73)
Net asset value, end of period	$15.42	$15.95	$15.81	$16.08	$16.27
Total return (%)[2]	(0.27)	3.97	1.55	2.97	4.01
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$56	$56	$39	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.98	1.03	0.98	1.05
Expenses including reductions	0.89	0.92	0.97	0.93	0.99
Net investment income	2.84	2.75	2.92	3.16	3.76
Portfolio turnover (%)	74	98 [3]	56	66	77

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	51

CLASS R4 SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$15.95	$15.81	$16.08	$16.15
Net investment income[2]	0.49	0.49	0.51	0.06
Net realized and unrealized gain (loss) on investments	(0.48)	0.17	(0.22)	(0.03)
Total from investment operations	0.01	0.66	0.29	0.03
Less distributions
From net investment income	(0.53)	(0.52)	(0.56)	(0.10)
Net asset value, end of period	$15.43	$15.95	$15.81	$16.08
Total return (%)[3]	0.05	4.25	1.86	0.18 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$29	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.82	0.82	0.80 [6]
Expenses including reductions	0.64	0.66	0.66	0.64 [6]
Net investment income	3.09	3.09	3.24	2.21 [6]
Portfolio turnover (%)	74	98 [7]	56	66 [8]

[1]	The inception date for Class R4 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
52	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.96	$15.81	$16.08	$16.28	$16.38
Net investment income[1]	0.53	0.52	0.54	0.59	0.68
Net realized and unrealized gain (loss) on investments	(0.49)	0.19	(0.23)	(0.04)	0.03
Total from investment operations	0.04	0.71	0.31	0.55	0.71
Less distributions
From net investment income	(0.57)	(0.56)	(0.58)	(0.70)	(0.74)
From net realized gain	—	—	—	(0.05)	(0.07)
Total distributions	(0.57)	(0.56)	(0.58)	(0.75)	(0.81)
Net asset value, end of period	$15.43	$15.96	$15.81	$16.08	$16.28
Total return (%)[2]	0.23	4.58	2.02	3.45	4.58
Ratios and supplemental data
Net assets, end of period (in millions)	$5,944	$529	$118	$93	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42	0.48	0.52	0.54	0.56
Expenses including reductions	0.39	0.41	0.44	0.46	0.50
Net investment income	3.37	3.27	3.45	3.66	4.26
Portfolio turnover (%)	74	98 [3]	56	66	77

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	53

CLASS NAV SHARES Period ended	5-31-18	5-31-17	5-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$15.95	$15.81	$15.78
Net investment income[2]	0.53	0.51	0.41
Net realized and unrealized gain (loss) on investments	(0.48)	0.19	0.06
Total from investment operations	0.05	0.70	0.47
Less distributions
From net investment income	(0.57)	(0.56)	(0.44)
Net asset value, end of period	$15.43	$15.95	$15.81
Total return (%)[3]	0.30	4.51	3.03 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,959	$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40	0.46	0.50 [5]
Expenses including reductions	0.38	0.41	0.44 [5]
Net investment income	3.34	3.28	3.44 [5]
Portfolio turnover (%)	74	98 [6]	56 [7]

[1]	The inception date for Class NAV shares is 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.
54	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

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independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,756,259,697	—	$3,756,259,697	—
Foreign government obligations	83,360,698	—	83,360,698	—
Corporate bonds	5,452,510,263	—	5,452,510,263	—
Convertible bonds	9,171,352	—	9,171,352	—
Capital preferred securities	19,030,098	—	19,030,098	—
Term loans	15,237,230	—	15,237,230	—
Collateralized mortgage obligations	782,822,978	—	782,822,978	—
Asset backed securities	1,596,164,998	—	1,596,164,998	—
Preferred securities	42,870,152	$40,338,734	2,531,418	—
Short-term investments	257,839,919	—	257,839,919	—
Total investments in securities	$12,015,267,385	$40,338,734	$11,974,928,651	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a

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default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At May 31, 2018, the fund had $13,120,000 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

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Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the year ended May 31, 2018, the fund had no borrowings under either line of credit. Commitment fees for the year ended May 31, 2018 were $27,139.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2018, the fund has a short-term capital loss carryforward of $99,500,555 and a long-term capital loss carryforward of $3,703,447 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.

As of May 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

The tax character of distributions for the years ended May 31, 2018 and 2017 was as follows:

	May 31, 2018	May 31, 2017
Ordinary Income	$388,938,384	$179,357,081

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2018, the components of distributable earnings on a tax basis consisted of $7,592,575 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

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Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2018, the fund used futures contracts to manage duration of the portfolio. The fund held futures contracts with notional values ranging up to $62.2 million as measured at each quarter end. There were no open futures contracts as of May 31, 2018.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$191,078

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $500 million of the fund's aggregate daily net assets, (b) 0.425% of the next $500 million of the fund's aggregate daily net assets, (c) 0.400% of the next $1 billion of the fund's aggregate daily net assets, (d) 0.350% of the next $500 million of the fund's aggregate daily net assets, (e) 0.300% of the fund's aggregate daily net assets in excess of $2.5 billion. Prior to October 1, 2017, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.500% of the first $500 million of the fund's aggregate daily net assets, (b) 0.475% of the next $500 million of the fund's aggregate daily net assets, (c) 0.450% of the next $500 million of the fund's aggregate daily net assets, (d) 0.450% of the next $500 million of the fund's aggregate daily net assets, (e) 0.400% of the next $500 million of the fund's aggregate daily net assets; and (f) 0.350% of the fund's aggregate daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Income Allocation Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to October 1, 2017, the Advisor had contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses by 0.05% of the fund's average daily net assets.

Prior to October 1,2017 the Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceeded 0.00% of average net assets.

For the year ended May 31, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$377,511	Class R4	$7,745
Class B	3,704	Class R6	428,910
Class C	74,178	Class NAV	487,547
Class I	1,273,869	Total	$2,670,328
Class R2	16,864

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2018 were equivalent to a net annual effective rate of 0.31% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was

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incurred. These accounting and legal services fees incurred for the year ended May 31, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $33,234 for Class R4 shares for the year ended May 31, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,904,021 for the year ended May 31, 2018. Of this amount, $403,362 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,434,186 was paid as sales commissions to broker-dealers and $66,473 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2018, CDSCs received by the Distributor amounted to $18,032, $13,584 and $48,661 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$4,520,292	$1,641,365
Class B	134,644	14,705
Class C	2,914,216	317,593

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Class	Distribution and service fees	Transfer agent fees
Class I	—	$3,825,091
Class R2	$349,984	8,468
Class R4	115,781	4,003
Class R6	—	444,615
Total	$8,034,917	$6,255,840

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$3,513,526	2	1.644%	$321

Note 6 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2018 and 2017 were as follows:

		Year ended 5-31-18		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A Shares
Sold	21,887,726	$345,828,099	34,092,817	$541,956,959
Distributions reinvested	2,911,368	45,902,001	3,379,141	53,729,834
Repurchased	(21,867,479)	(344,905,160)	(64,381,575)	(1,018,201,732)
Net increase (decrease)	2,931,615	$46,824,940	(26,909,617)	$(422,514,939)
Class B Shares
Sold	18,927	$300,933	52,907	$841,349
Distributions reinvested	19,758	311,910	25,942	412,599
Repurchased	(375,320)	(5,927,880)	(481,926)	(7,658,790)
Net decrease	(336,635)	$(5,315,037)	(403,077)	$(6,404,842)
Class C Shares
Sold	3,337,080	$52,866,981	5,313,071	$84,561,671
Distributions reinvested	443,759	6,998,341	441,776	7,023,679
Repurchased	(5,083,901)	(80,072,600)	(6,605,907)	(104,723,743)
Net decrease	(1,303,062)	$(20,207,278)	(851,060)	$(13,138,393)
Class I Shares
Sold	137,277,308	$2,179,294,701	287,716,488	$4,554,434,157
Distributions reinvested	7,379,408	116,931,943	6,047,097	95,884,815
Repurchased	(337,500,971)	(5,383,274,455)	(42,354,138)	(670,004,434)
Net increase (decrease)	(192,844,255)	$(3,087,047,811)	251,409,447	$3,980,314,538

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		Year ended 5-31-18		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class R2 Shares
Sold	3,610,889	$56,839,227	1,694,679	$26,908,315
Distributions reinvested	124,247	1,959,971	94,466	1,504,103
Repurchased	(1,853,119)	(29,292,890)	(1,813,840)	(28,798,157)
Net increase (decrease)	1,882,017	$29,506,308	(24,695)	$(385,739)
Class R4 Shares
Sold	919,612	$14,521,270	1,944,292	$30,402,882
Distributions reinvested	70,959	1,118,738	25,093	397,094
Repurchased	(284,985)	(4,500,543)	(149,518)	(2,363,031)
Net increase	705,586	$11,139,465	1,819,867	$28,436,945
Class R6 Shares
Sold	378,518,553	$6,030,978,006	7,249,897	$114,511,357
Issued in reorganization (Note 10)	—	—	21,559,231	342,414,487
Distributions reinvested	8,596,941	134,873,802	388,087	6,177,491
Repurchased	(35,123,174)	(550,078,548)	(3,497,257)	(55,036,889)
Net increase	351,992,320	$5,615,773,260	25,699,958	$408,066,446
Class NAV Shares
Sold	18,515,154	$295,495,392	1,517,213	$24,106,036
Issued in reorganization (Note 10)	—	—	115,422,599	1,832,672,640
Distributions reinvested	4,570,902	72,157,128	430,922	6,865,378
Repurchased	(12,844,953)	(202,142,010)	(700,907)	(11,142,103)
Net increase	10,241,103	$165,510,510	116,669,827	$1,852,501,951
Total net increase	173,268,689	$2,756,184,357	367,410,650	$5,826,875,967

Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $6,488,222,266 and $3,843,176,898, respectively, for the years ended May 31, 2018. Purchases and sales of U.S. Treasury obligations aggregated $4,401,912,542 and $4,247,640,957, respectively, for the year ended May 31, 2018.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2018, funds within the John Hancock group of funds complex held 16.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.3%

Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       63

is effected at the current market price. Pursuant to these procedures, for the year ended May 31, 2018, the portfolio engaged in purchases amounting to $64,286,147.

Note 10 — Reorganization

On April 6, 2017, the shareholders of John Hancock Funds II Active Bond Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the John Hancock Bond Fund (the Acquiring Fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund's shareholders of such Acquiring Fund's shares. The reorganization was intended to consolidate the Acquired Fund with a fund with a similar investment objective and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund's identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 21, 2017. The following outlines the reorganization:

Acquiring Fund	Acquired Fund	Net asset value of the Acquired Fund	Appreciation of the Acquired Fund's investment	Shares redeemed by the Acquired Fund	Shares issued by the Acquiring Fund	Acquiring Fund net assets prior to combination	Acquiring Fund total net assets after combination
JHF Bond Fund	JHF II Active Bond Fund	$2,175,087,127	$44,407,828	216,660,147	136,981,830	$7,008,919,409	$9,184,006,536

See Note 6 for capital shares issued in connectionwith the above referenced reorganization.

Note 11 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Bond Fund (the "Fund") as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       65

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2018.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       66

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2012	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2005	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       68

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Coummunitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       69

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       70

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       71

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF457114	21A 5/18 7/18

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2018, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2018 and 2017. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2018	May 31, 2017
John Hancock Bond Fund	$60,987	$58,807

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $110,200 and $106,517 for the fiscal years ended May 31, 2018 and 2017, respectively.

Fund	May 31, 2018	May 31, 2017
John Hancock Bond Fund	$540	$510

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2018 and 2017. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2018	May 31, 2017
John Hancock Bond Fund	$3,725	$3,647

(d) All Other Fees
The nature of the services comprising all other fees is attestation services surrounding merger activity. Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2018 and 2017 amounted to the following:

Fund	May 31, 2018	May 31, 2017
John Hancock Bond Fund	$234	$4,332

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2018, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2018 and 2017 amounted to the following:

Trust	May 31, 2018	May 31, 2017
John Hancock Sovereign Bond Fund	$6,720,078	$5,976,127

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 16, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 16, 2018